As filed with the Securities and Exchange             Registration No. 333-89953
Commission on April 14, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        PRE-EFFECTIVE AMENDMENT NO. 1 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

--------------------------------------------------------------------------------

       Variable Life Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

--------------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective on May 1, 2000

                             VARIABLE LIFE ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              Cross Reference Sheet

N-8B-2
Item No.        Part I - Prospectus

1               Cover Page; The Separate Account; The Company and Management

2               Cover Page; The Separate Account; The Company and Management

3               Not Applicable

4               Distribution of the Certificates

5               The Separate Account; The Company and Management

6               The Separate Account; The Company and Management

7               Not Applicable

8               Not Applicable

9               Additional Information - Legal Matters

10              The Separate Account; Certificate Rights; Certificate Choices;
                Additional Information; Miscellaneous Certificate Provisions; Termination or Change in Coverage; Allocation of Premiums - Fund Additions, Deletions or Substitutions

11              Allocation of Premiums - The Funds

12              Allocation of Premiums - The Funds

13              Charges & Fees

14              Certificate Choices

15              Allocation of Premiums; Certificate Choices; Certificate Values

16              The Separate Account; Allocation of Premiums - The Funds;
                Certificate Values

17              Certificate Rights

18              The Separate Account

19              Additional Information - Reports to Owners

20              Not Applicable

21              Certificate Rights - Certificate Loans

22              Not Applicable

N-8B-2
Item No.        Part I - Prospectus

23              The Company and Management

24              Not Applicable

25              The Company and Management

26              Not Applicable

27              The Company and Management

28              The Company and Management

29              The Company and Management

30              Not Applicable

31              Not Applicable

32              Not Applicable

33              Not Applicable

34              Not Applicable

35              Additional Information - State Regulation

36              Not Applicable

37              Not Applicable

38              Additional Information - Distribution of the Certificates

39              The Company and Management

40              Not Applicable

41              The Company and Management

42              Not Applicable

43              Not Applicable

44              Charges & Fees; Certificate Values

45              Not Applicable

46              The Separate Account; Certificate Values

47              Not Applicable

48              Not Applicable

49              Not Applicable

50              The Separate Account

51              Cover Page; Certificate Choices

52 Allocation of Premiums - Fund Additions, Deletions or Substitutions; Termination or Change in Coverage

N-8B-2
Item No.        Part I - Prospectus

53              Tax Matters

54              Not Applicable

55              Not Applicable

56              Not Applicable

57              Not Applicable

58              Not Applicable

59 Financial Statements of Variable Life Account B; Financial Statements of Insurance Company

Variable Life Account C

Aetna Life Insurance and Annuity Company (the "Company")
151 Farmington Avenue
Hartford, Connecticut 06156
(800)-677-4636

Prospectus Dated May 1, 2000

Flexible Premium Group Variable Universal Life Insurance for New York State United Teachers Benefit Trust ("NYSUT Benefit Trust")

This Prospectus describes Certificates that provide life insurance coverage for eligible Members of New York State United Teachers "NYSUT" and their spouses and children. The Company issues the Certificates under a group Policy held by NYSUT Benefit Trust.

The Certificates allow you to make flexible premium payments, as long as you pay enough premiums to:

o cover charges; or

o qualify for the Certificate's No Lapse Coverage, which is available during the first 5 years after the Certificate's issuance or after a coverage increase.

You may choose (and later change) whether the amount of the Certificate's death benefit coverage generally remains constant or varies with the Certificate's account value. We pay the death benefit when the insured person dies. You also may choose to (a) borrow from the Certificate; (b) surrender the Certificate in whole or part; (c) increase or decrease insurance coverage; and (d) elect certain optional supplemental benefits. These choices are subject to limitations described in this Prospectus.

Your account value is the amount of Net Premiums you pay, increased (or decreased) by the investment return (positive or negative) the Net Premiums earn, less the charges described in this Prospectus. You decide whether your account value is invested in Variable Life Account C under one or more Variable Options, and/or in the Fixed Account. The account value you invest in each Variable Option is not guaranteed and will vary with the investment performance of an associated Fund. The attached Fund prospectuses provide detailed information about these associated Funds.

The Variable Options are:


o Aetna Ascent VP                                 o Janus Aspen Balanced Portfolio
o Aetna Balanced VP, Inc.                         o Janus Aspen Growth Portfolio
o Aetna Income Shares d/b/a Aetna Bond VP         o Janus Aspen Worldwide Growth Portfolio
o Aetna Crossroads VP                             o Oppenheimer Global Securities Fund/VA
o Aetna Variable Fund d/b/a Aetna Growth and      o Oppenheimer Strategic Bond Fund/VA
  Income VP                                       o Portfolio Partners, Inc. (PPI) MFS Capital
o Aetna Index Plus Large Cap VP                     Opportunities Portfolio (formerly PPI MFS Value Equity
o Aetna Legacy VP                                   Portfolio)
o Aetna Variable Encore Fund d/b/a Aetna Money    o Portfolio Partners, Inc. (PPI) MFS Emerging Equities
  Market VP                                         Portfolio
o Fidelity Variable Insurance Products Fund (VIP) o Portfolio Partners, Inc. (PPI) MFS Research Growth
  Equity-Income Portfolio                           Portfolio
o Fidelity Variable Insurance Products Fund II    o Portfolio Partners, Inc. (PPI) Scudder International
  (VIP II)--Contrafund[RegTM] Portfolio             Growth Portfolio
o Janus Aspen Aggressive Growth Portfolio         o Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
                                                    Equity Portfolio


Net Premiums allocated to the Fixed Account earn fixed rates of interest. We determine these rates periodically, but we guarantee that they will never be less than 4% a year.

Replacing existing insurance or supplementing an existing flexible premium variable life insurance policy with a Certificate may not be in your best interest. The Certificates have a "free look" period during which you may return the Certificate to us for a refund. (See Right of Certificate Examination.)

In certain circumstances, NYSUT Benefit Trust or the Company may terminate the group Policy and outstanding Certificates (including your coverage) without your consent. (See Termination or Change in Coverage.) Also, NYSUT Benefit Trust, by agreement with the Company, may make changes in the Certificate (and your coverage) without your consent. Your consent is required, however, if such changes result in a reduction in benefits or an increase in guaranteed charges.

You should read the Prospectus and the attached prospectus for any available Fund if you are considering buying a Certificate or exercising elections under a Certificate. You should also keep them for future reference. You can obtain any Fund's Statement of Additional Information ("SAI"), which provides more information about a Fund, by calling (800) 677-4636.

Additional Disclosure Information. The SEC has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Getting Additional Information. This Prospectus and other information about Variable Life Account C required to be filed with the Securities and Exchange Commission ("SEC") can be found on the EDGAR Database on the SEC's web site at www.sec.gov or at the SEC Public Reference Room in Washington, DC. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about Variable Life Account C and the Funds, after paying a duplicating fee, by sending an E-mail request to publicinfosec.gov or by writing to the SEC Public Reference Section, Washington, DC 20549-0102.

Table of Contents


Definitions ..........................................................  v
The Separate Account .................................................  1
Charges & Fees .......................................................  1
  Separate Account Transfer ..........................................  1
  Premium Load .......................................................  1
   Charges and Fees Assessed Against the Total Account Value..........  1
    Monthly Deduction ................................................  2
    Cost of Insurance ................................................  2
    Certificate Fee ..................................................  3
    Charges for Supplemental Benefits ................................  3
    Transfer and Partial Surrender Charges ...........................  3
  Charges Assessed Against the Separate Account ......................  3
    Mortality and Expense Risk Charge ................................  3
  Charges Assessed Against the Underlying Funds ......................  3
Allocation of Premiums ...............................................  5
  The Funds ..........................................................  5
  Mixed and Shared Funding; Conflicts of Interest ....................  7
  Fund Additions, Deletions or Substitutions .........................  7
  Limits Imposed by the Funds ........................................  7
  Fixed Account ......................................................  8
Certificate Choices ..................................................  9
  Premium Payments ...................................................  9
  Commencement of Coverage ...........................................  9
  5-Year No Lapse Coverage Provision ................................. 10
  Death Benefit Options .............................................. 10
  Transfers .......................................................... 11
  Telephone or Electronic Transfers .................................. 11
  Transfer Limitations ............................................... 11
  Automated Transfers (Dollar Cost Averaging) ........................ 12
Termination or Change in Coverage .................................... 13
Certificate Values ................................................... 15
  Total Account Value ................................................ 15
  Accumulation Unit Value ............................................ 15
  Maturity Value ..................................................... 15
Certificate Rights ................................................... 16
  Full Surrenders .................................................... 16
  Partial Surrenders ................................................. 16
  Paid-Up Nonforfeiture Option ....................................... 16
  Grace Period ....................................................... 17
  Reinstatement of a Lapsed Certificate .............................. 17
  Certificate Loans .................................................. 18
Certificate Changes .................................................. 19
  Increase in Specified Amount ....................................... 19
  Decrease in Specified Amount ....................................... 19
  Change in Death Benefit Option ..................................... 19
  Right of Certificate Examination ................................... 20
  Supplemental Benefits .............................................. 20
Certificate Settlement ............................................... 20
  Settlement Options ................................................. 21
  Calculation of Variable Payment Settlement Option Values ........... 22
The Company and Management ........................................... 22

Additional Information ............................................ 26
  Reports to Owners ............................................... 26
  Right to Instruct Voting of Fund Shares ......................... 26
  State Regulation ................................................ 26
  Separate Account Transfer ....................................... 26
  Legal Matters and Proceedings ................................... 26
  The Registration Statement ...................................... 27
  Distribution of the Certificates ................................ 27
  Independent Auditors ............................................ 27
Tax Matters ....................................................... 28
  Federal Tax Status of the Company ............................... 28
  Life Insurance Qualification .................................... 28
  General Rules ................................................... 29
  Modified Endowment Contracts .................................... 29
  Diversification Standards ....................................... 30
  Investor Control ................................................ 30
  Withholding ..................................................... 30
  Other Tax Considerations ........................................ 30
Miscellaneous Certificate Provisions .............................. 31
  The Certificates ................................................ 31
  Payment and Deferral of Benefits ................................ 31
  Suicide and Incontestability .................................... 31
  Protection of Proceeds .......................................... 32
  Nonparticipation ................................................ 32
  Changes in Owner and Beneficiary; Assignment .................... 32
  Performance Reporting and Advertising ........................... 32
  Illustrations of Death Benefit and Total Account Values.......... 32



This Prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, or other sales material authorized by the Company and, if given or made, such other information or representations must not be relied upon.


The purpose of the Certificates is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the Certificates' long-term investment potential. We do not claim that the Certificates are in any way similar or comparable to an investment in a mutual fund.

Definitions

Accumulation Unit: A unit used to measure the value of the Owner's interest in each applicable Variable Option.

Attained Age: An Insured's age (as of his or her closest birthday) nearest the Certificate Issue Date, plus the number of full Certificate Years elapsed.

Amount at Risk: The Death Benefit under a Certificate divided by 1.0032737, minus the Certificate's Total Account Value.

Annuitant: A person whose life determines the amount of life contingent annuity payments.

Annuity: A series of payments for life or for a definite period.

Basic Monthly Premium: The minimum amount of premium that you must pay to keep the 5-year No Lapse Coverage in effect, assuming there have been no Certificate Loans or Partial Surrenders.

Certificate Loan: The amount received by borrowing from the Total Account
Value.

Certificate Year/Certificate Anniversary: The first Certificate Year is the 12-month period beginning on the Issue Date of the Certificate. Your Certificate Anniversary is the Certificate Issue Date plus 1 year, 2 years, etc.

Company: Aetna Life Insurance and Annuity Company.

Cost of Insurance: A monthly charge related to the Company's expected mortality cost for an Insured's basic insurance coverage under a Certificate. This charge does not include any supplemental benefit provisions that you elect through a Certificate rider. The charge is equal to the Amount at Risk for the Insured on the Monthly Deduction Day, multiplied by that Insured's monthly Cost of Insurance rate.

Death Benefit: The amount we pay following an Insured's death. We describe this payment in the Death Benefit Options section. Payment of the Death Benefit is subject to all provisions contained in the Certificate.

Death Benefit Option: Either of the two methods that you may elect for determining a Death Benefit.

Fixed Account: A non-variable funding option available under the Certificates that guarantees a minimum interest rate of 4% per year.

Fixed Account Value: The portion of a Certificate's Total Account Value held in the Fixed Account. The Fixed Account Value is part of the general assets of the Company.

Full Surrender: Your right to terminate a Certificate in exchange for payment of its Surrender Value.

Fund(s): One or more of the mutual funds (open-end management investment companies or a separate series thereof) available under the Certificate. Our Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates.

Grace Period: The 61-day period beginning on any Monthly Deduction Day on which a Certificate's Surrender Value is insufficient to cover the current Monthly Deduction. A similar Grace Period also applies if the amount of any loan and any accrued loan interest exceeds the Total Account Value. The Certificate will lapse without value at the end of the Grace Period unless a sufficient payment is received by the Company or unless the 5-year No Lapse Coverage is in effect.

Home Office: The Company's principal executive offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

Insured: The person on whose life a Certificate is issued. For initial or continued coverage, an Insured must be (a) a Member or (b) an Insured Member's spouse. However, we do not offer coverage for an Insured Member's spouse if the spouse's Attained Age is 80 or older at the Issue Date of the spouse's Certificate.

Issue Date: The Issue Date for a Certificate, or for a Specified Amount increase, is stated in the Certificate Specifications or Supplemental Certificate Specifications in your Certificate.

Loan Account Value: The sum of all unpaid Certificate Loans. To repay Certificate Loans in full, you must pay the Loan Account Value plus any accrued interest.

Loan Value: 90% of the Total Account Value of a Certificate.

Maturity Date: The Certificate Anniversary on which the Insured's Attained Age is 100.

Member: An eligible member of NYSUT or a NYSUT agency fee payer.

Monthly Deduction: A monthly charge assessed against the Total Account Value. The Monthly Deduction includes the Cost of Insurance, the Certificate fee and any charges for supplemental benefit riders.

Monthly Deduction Day: The first Monthly Deduction Day is the Issue Date. Monthly Deduction Days occur each month thereafter on the same day as the Issue Date of the Certificate.

Net Premium: The Net Premium equals the amount of the premium you pay less the then-current Premium Load deduction.

Net Single Premium: The amount required to purchase a guaranteed benefit (using the Insured's Age and premium class) if the Net Premium is allocated to the Fixed Account. The Net Single Premium is determined using a guaranteed interest rate of 4% per year and the Certificate's guaranteed maximum Cost of Insurance rates.

No Lapse Coverage: A provision in the Certificate providing that, if at least the Basic Monthly Premiums are paid, a Certificate will remain in force for a period of at least 5 years beginning on the (a) Issue Date or (b) the Issue Date of an increase in Specified Amount. Under this provision, the Certificate remains in force even if the Surrender Value is insufficient to pay the current Monthly Deduction.

Owner: The person to whom a Certificate is issued. The Owner is entitled to exercise all rights under the Certificate, and is also referred to as "you." Unless otherwise specified in the Certificate or application form, the Certificate is owned by the Insured.

Partial Surrender: The amount you receive in cash by surrendering a part of a Certificate.

Planned Premiums: Premiums we agree to bill.

Policy: The group life insurance contract owned by NYSUT Benefit Trust, pursuant to which the Certificates are issued. The Certificates are subject to the terms of the Policy.

Pro-Rata Basis: In the same proportion that each of the Variable Options and the Fixed Account Value under a Certificate bear to the sum of Certificate's Separate Account Value and Fixed Account Value.

SEC: Securities and Exchange Commission.

Separate Account: A separate account maintained by the Company for the purpose of funding the Certificates; Variable Life Account C.

Separate Account Value: The portion of a Certificate's Total Account Value attributable to the variable portion of the Certificate. The variable portion of the Certificate includes all amounts held in one or more of the Variable Options.

Settlement Option(s): The method(s) by which payment may be made (a) from a Death Benefit, (b) at the Maturity Date, or (c) at the Full Surrender of a Certificate.

Specified Amount: The amount chosen by the Owner at enrollment that is used in determining the Death Benefit. The Owner may increase or decrease the Specified Amount as described in this Prospectus.

Surrender Value: The Total Account Value on the date of surrender, less (a) the Loan Account Value and (b) any accrued interest.

Total Account Value: The sum of the (a) Fixed Account Value, the (b) Separate Account Value and the (c) Loan Account Value.

Valuation Date: The date and time when we calculate the Accumulation Unit Value of a Variable Option. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Period: The period of time between successive Valuation Dates.

Variable Option: One or more of the variable funding options available under the Certificate as described in this Prospectus.

we, our, us, Company: Aetna Life Insurance and Annuity Company.

Written Request: A request in writing, in a form satisfactory to us and received by us at the Home Office.

you, your: The person entitled to purchase or exercise any rights or privileges under a Certificate or a Settlement Option. This is generally the Owner (or, during a Settlement Option, the payee).

                       THIS PAGE INTENTIONALLY LEFT BLANK

The Separate Account

Our Variable Life Account C is the Separate Account that supports the Variable Options. If you allocate any of your Total Account Value to the Variable Options, that value is invested in the Separate Account. The Separate Account purchases shares of the Funds to fund the benefits provided by the Certificates. We describe the currently available Funds, their investment objectives, and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the Separate Account will be reinvested in additional Fund shares at net asset value.


We created Variable Life Account C in 1999 under Connecticut law. Prior to May 1, 2000, amounts invested in the Variable Options were supported by our Variable Life Account B, which was created in 1986 under Connecticut law. Amounts transferred as a result of this change in Separate Accounts were fully credited with time spent in Variable Life Account B for all purposes under the Certificates, including the calculation of fees and charges, and the transfer was accomplished at net asset value. We hold the separate account's assets to satisfy the claims of the Certificate Owners to the extent that they have allocated amounts to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and liabilities under the Certificates with respect to the Separate Account. The Company is responsible for meeting all obligations to Owners under the Certificates.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the Separate Account involves no approval or disapproval by the SEC of the Separate Account or the Company's management or investment practices or policies. The Company does not guarantee the Separate Account's investment performance.

Charges & Fees

Separate Account Transfer

As noted above, no charges or fees were assessed as a result of the transfer from Variable Life Account B to Variable Life Account C.


Premium Load

We deduct a charge equal to 8% of the premium before the premium is allocated to the Certificate's Total Account Value. We use the proceeds of this charge to cover certain expenses and taxes associated with the sales, start-up and maintenance of the Certificates. We reserve the right to increase this charge to not more than 10% under both new and previously-issued Certificates.

Charges and Fees Assessed Against the Total Account Value

When we assess charges and fees against the Total Account Value, we deduct them from each of a Certificate's Variable Options and the Fixed Account Value on a Pro Rata Basis. This means we deduct charges in proportion to the amount of Total Account Value you then have in each of the investment options.

Monthly Deduction. The Monthly Deduction includes the Cost of Insurance, a Certificate fee, and any charges for supplemental benefits. We deduct the first Monthly Deduction on the Issue Date. Monthly Deductions then occur on each Monthly Deduction Day thereafter. If the Certificate's issuance is delayed due to underwriting requirements, we will not assess charges until we complete the underwriting and approve the application for the Certificate.


For a discussion of when insurance coverage and investment performance commence under a Certificate, see Commencement of Coverage.

Cost of Insurance. The Cost of Insurance charge is based on (a) the cost of our base insurance rates under a Certificate and (b) our Amount at Risk, on the date of the deduction. (Base insurance rates do not include any supplemental benefits you elect through a Certificate rider.)

The Cost of Insurance charge is equal to (a) the Certificate's Amount at Risk on the Monthly Deduction Day, (b) multiplied by a monthly Cost of Insurance rate. Our Amount at Risk at any time is approximately the difference between the Certificate's then-applicable Death Benefit and its Total Account Value. An increase in the Total Account Value or a decrease in the Death Benefit will result in a smaller Cost of Insurance charge. A decrease in the Total Account Value or an increase in the Death Benefit will result in a larger Cost of Insurance charge.

The Cost of Insurance rate generally increases over the life of a Certificate. The rate is based on the Insured's Attained Age and risk class. The Cost of Insurance rates for "standard risk" Insureds will not exceed those based on a 50% male/50% female blend under the 1980 Commissioners Standard Ordinary Mortality Table, smoker or non-smoker (1980 Tables). "Substandard risk" Insureds have monthly deductions based on Cost of Insurance rates that may be higher than those in the 1980 Tables. A table of guaranteed maximum Cost of Insurance rates per $1,000 of the Amount at Risk is included in each Certificate. We may adjust the monthly Cost of Insurance rates from time to time, but they will never exceed the applicable guaranteed maximum rates.

Current cost of insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. We expect to review our current cost of insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT Benefit Trust group Policy. In many cases, we expect that these periodic reviews will result in upward or downward revisions to the current Cost of Insurance rates. These rate revisions will apply both to previously and subsequently-issued Certificates. We use the same Cost of Insurance rates for male and female insureds. Our rates will generally be lower for non-smokers than for smokers. We also offer preferred Cost of Insurance rates for both smokers and non-smokers who meet more stringent requirements than do standard risk smokers and non-smokers, respectively. If an Insured classified "smoker" changes his or her smoking habits so as to fall within our non-smoker category, he or she may make a Written Request for reclassification after the first Certificate Year.

We base Cost of Insurance rates for an increase in Specified Amount on the Insured's risk class at the time of the increase. You must provide evidence of insurability.

Certificate Fee. The Monthly Deduction also includes a Certificate fee of $14 a month during the first Certificate Year, or the first year of an increase in Specified Amount. This fee starts on the Issue Date of the Certificate and the date of the increase. The Certificate fee then drops to $6 a month. We use the proceeds of this charge for administrative expenses, such as risk underwriting and Certificate issuance, premium billing and collection, Certificate value calculation, confirmation of Certificate transactions, and periodic reports to Owners. We reserve the right to raise this charge, both for new and previously-issued Certificates. The maximum charge is $19 a month during the first Certificate Year (whether from the Issue Date of the Certificate or after an increase in Specified Amount) and $11 a month thereafter. We do not expect the monthly Certificate fee to exceed our actual annual administrative costs over time.

Charges for Supplemental Benefits. The Monthly Deduction includes a supplemental benefits charge if you elect any supplemental benefits. (You may elect supplemental benefits by adding riders to the Certificate.) The amount of this charge varies depending on the riders you select. The charge is described in each applicable Certificate rider.

Transfer and Partial Surrender Charges. We reserve the right to charge an administrative fee of up to $25 for each transfer between investment options in excess of 12 transfers per year. For Partial Surrenders, we reserve the right to charge an administrative fee of $25 or, if less, 2% of the surrender amount. We are not currently assessing this charge.

Charges Assessed Against the Separate Account

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge from the Separate Account Value. This charge compensates the Company for the aggregate mortality and expense risk assumed in connection with the Certificates. The mortality risk assumed by the Company is that Insureds, as a group, may live for a shorter period of time than estimated. If so, the Company could end up paying more in Death Benefits than it collects with Cost of Insurance charges. The expense risk assumed is that the expenses incurred (a) issuing and administering the Certificates and (b) operating the Separate Account will be greater than the administrative charges that the Company can impose for such expenses. We expect to earn a profit from this charge.
The mortality and expense risk charge currently equals an annual rate of 0.85% of the average daily net assets of the Separate Account during the first 10 Certificate years, and 0% thereafter. This charge is deducted daily. Because we first offered the Certificates for sale in 1997, the planned reduction after the tenth year is not yet in effect for any outstanding Certificate. The Company reserves the right to increase or decrease the rate or period of the mortality and expense risk charge, if it believes that circumstances have changed so that current charges are no longer appropriate. However, we guarantee that the annual rate of this charge will never exceed (a) 1.25% during the first 10 Certificate years or (b) 0.40% thereafter.

The Separate Account currently is not subject to any taxes. However, if taxes are assessed against the Separate Account, we reserve the right to assess the amount of the taxes against the Separate Account Value.

Charges Assessed Against the Underlying Funds

The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets. These amounts are based on figures for the year ended December 31, 1999, unless otherwise indicated:

                                                                                Total Fund
                                                                                  Annual                          Net Fund
                                                                                 Expenses                      Annual Expenses
                                                    Investment                    Without         Total             After
                                                     Advisory        Other      Waivers or     Waivers and       Waivers or
                                                      Fees(1)      Expenses     Reductions      Reductions       Reductions
                                                   ------------   ----------   ------------   -------------   ----------------
Aetna Ascent VP(2)                                     0.60%         0.14%         0.74%          0.00%             0.74%
Aetna Balanced VP, Inc.                                0.50%         0.09%         0.59%            --              0.59%
Aetna Bond VP                                          0.40%         0.09%         0.49%            --              0.49%
Aetna Crossroads VP(2)                                 0.60%         0.14%         0.74%          0.04%             0.70%
Aetna Growth and Income VP                             0.50%         0.08%         0.58%            --              0.58%
Aetna Index Plus Large Cap VP(2)                       0.35%         0.10%         0.45%          0.00%             0.45%
Aetna Legacy VP(2)                                     0.60%         0.15%         0.75%          0.10%             0.65%
Aetna Money Market VP                                  0.25%         0.09%         0.34%            --              0.34%
Fidelity VIP Equity-Income Portfolio(3)                0.48%         0.09%         0.57%            --              0.57%
Fidelity VIP II Contrafund[RegTM] Portfolio(3)         0.58%         0.09%         0.67%            --              0.67%
Janus Aspen Aggressive Growth Portfolio(4)             0.65%         0.02%         0.67%          0.00%             0.67%
Janus Aspen Balanced Portfolio(4)                      0.65%         0.02%         0.67%          0.00%             0.67%
Janus Aspen Growth Portfolio(4)                        0.65%         0.02%         0.67%          0.00%             0.67%
Janus Aspen Worldwide Growth Portfolio(4)              0.65%         0.05%         0.70%          0.00%             0.70%
Oppenheimer Global Securities Fund/VA                  0.67%         0.02%         0.69%            --              0.69%
Oppenheimer Strategic Bond Fund/VA                     0.74%         0.04%         0.78%            --              0.78%
PPI MFS Capital Opportunities Portfolio(5)             0.65%         0.25%         0.90%          0.00%             0.90%
PPI MFS Emerging Equities Portfolio(5)                 0.67%         0.13%         0.80%          0.00%             0.80%
PPI MFS Research Growth Portfolio(5)                   0.70%         0.15%         0.85%          0.00%             0.85%
PPI Scudder International Growth Portfolio(5)          0.80%         0.20%         1.00%          0.00%             1.00%
PPI T. Rowe Price Growth Equity Portfolio(5)           0.60%         0.15%         0.75%          0.00%             0.75%



(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors.
(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity
    VIP Equity-Income Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.
(4) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.
(5) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund
    Annual Expenses After Waivers or Reductions column above.

Allocation of Premiums

You may allocate all or a part of your Net Premiums to the Funds currently available through the Separate Account under your Certificate. You also may allocate all or a part of your Net Premiums to the Fixed Account.

The Funds

The investment objectives of the Funds are described below. The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed on the cover page of the Prospectus, or by contacting the SEC at its web site, or by contacting the SEC Public Reference Room.

o Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

o Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

o Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

o Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

o Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

o Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

o Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

o Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

o Fidelity Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(2)

o Fidelity Variable Insurance Products Fund II--Contrafund[RegTM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(2)(a)

o Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(3)

o Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(3)

o Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(3)

o Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(3)

o Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(4)

o Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(4)

o Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(5)(a)

o Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital.(5)(a)

o Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(5)(a)

o Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(5)(b)

o Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income.(5)(c)

   Investment Adviser:

   (1)Investment Adviser: Aeltus Investment Management, Inc.

   (2)Investment Adviser: Fidelity Management & Research Company
      (a)Fidelity Management & Research (U.K.) Inc. (subadviser)
         Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)

   (3)Investment Adviser: Janus Capital Corporation

   (4)Investment Adviser: OppenheimerFunds, Inc.

   (5)Investment Adviser: Aetna Life Insurance and Annuity Company
      (a)Massachusetts Financial Services Company (subadviser)
      (b)Scudder Kemper Investments, Inc. (subadviser)
      (c)T. Rowe Price Associates, Inc. (subadviser)


Mixed and Shared Funding; Conflicts of Interest

The Funds only sell shares to separate accounts of insurance companies that may or may not be affiliated with the Company. These separate accounts may fund variable annuity contracts or variable life insurance policies, such as the Certificates described in this Prospectus. We currently do not foresee any disadvantages to you arising out of this. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various contract owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Fund has advised us that its board of trustees (or directors) intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects Certificate holders, we will see to it that appropriate action to protect is taken. If it becomes necessary for any separate account to replace shares of any Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

Fund Additions, Deletions or Substitutions

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. The Company may add additional Funds as investment options under your Certificate at any time. The Company also has the right to replace shares of a Fund with shares of another Fund if the Company believes that the Fund is no longer appropriate as an investment option under the Certificate. The Company may also stop accepting premium allocations to a Fund at any time. If the Company stops accepting premium allocations to a Fund, and shares of that Fund are not replaced with shares of another Fund, amounts you have deposited in that Fund could stay in the Fund. Also, any dividends or capital gains earned on that Fund could be reinvested in the Fund. To do any of these actions, the Company must comply with (a) the terms of the 1940 Act and (b) any insurance laws or regulations applicable at the time. The Company will provide notice to you before replacing a Fund or closing a Fund to new payments. The Company will also provide notice about any new Fund that is added.

Limits Imposed by the Funds

Orders for the purchase of shares of a Fund may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request directed to a particular Fund if the Separate Account's investment in that Fund is not accepted by the Fund for any reason.

Fixed Account

The Company has not registered interests in the Fixed Account with the SEC, based on an exclusion under the Securities Act of 1933. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures, however, may be subject to certain anti-fraud provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Account available under the Certificates is a fixed funding option. We credit interest on amounts in the Fixed Account (the Fixed Account Value) at rates that we declare from time to time. We determine these rates in our sole discretion. We guarantee a 4% minimum annual interest rate, compounded monthly. Current interest rates may also vary depending on when you allocate an amount to the Fixed Account.

The Fixed Account is supported by the general assets of the Company. The general assets of the Company include all assets of the Company except those held in legally-segregated separate accounts sponsored by the Company or its affiliates. The Company invests the assets attributable to the Fixed Account in investments chosen by the Company, as applicable law permits. Fixed Account assets and investments, and any investment income they generate, are solely the property of the Company.

Certificate Choices

Premium Payments

The Certificates are flexible premium variable universal life insurance. This means that you have the right to decide, within certain limits,

o when to make premium payments; and

o the amount of the payments.

Each Certificate specifies Planned Premiums and Basic Monthly Premiums. If you fail to pay your premiums, your Certificate may not remain in force (lapse). However, payment of Planned or Basic Monthly Premiums does not guarantee that your Certificate will remain in force. Your Certificate remains in force only as long as (a) your Surrender Value is adequate to cover the Monthly Deductions under the Certificate or (b) you have made enough premium payments to keep the 5-year No Lapse Coverage provision of your Certificate in effect. (See No Lapse Coverage.) Your Surrender Value is increased by your premium payments and any positive investment returns they generate. Your Surrender Value is decreased by the charges we deduct, and any negative investment returns you experience.

Planned Premiums are those premiums you request and we agree to bill on an annual, semiannual, quarterly or other periodic basis. You can also arrange pre-authorized automatic monthly check payments, or salary or pension deduction arrangements through the Member's employer. You may change your Planned Premium at any time by submitting a Written Request to us. Premiums paid by payroll deduction are generally forwarded by your employer to NYSUT Benefit Trust, which forwards them to us. We are not responsible for errors and delays caused by, or other conduct of, your employer or NYSUT Benefit Trust.

We may require evidence of insurability if payment of any premium would increase the difference between the Death Benefit and the Total Account Value (thus increasing our Amount at Risk). If you fail to provide satisfactory evidence of insurability, we will refund the refused premium.

We may also refuse to accept any premium payment (other than one required to keep a Certificate in force) if it would cause the Certificate to fail to be treated as life insurance for federal income tax purposes. Additionally, if you pay premiums in excess of the Planned Premium, or increase your Planned Premium too much, you may cause the Certificate to be classified as a "Modified Endowment Contract" for federal income tax purposes. (See Tax Matters.) In that case, we will notify you and, if you wish to avoid Modified Endowment Contract status, we will refund the excess premium.

When we refuse or refund excess premiums, we do not (a) pay interest on the premiums or (b) increase or decrease the premiums to give effect to their investment in the Funds.

Commencement of Coverage

The insurance coverage under a Certificate starts when:

o we approve the insurance based on the application and any other information required to be submitted by the Insured;

o we or our representative receives at least the first Basic Monthly Premium;
  and

o the Insured is eligible for coverage.

Therefore, coverage may not commence until some time after you submit an application for a Certificate. We may offer immediate temporary fixed insurance coverage. This coverage may be available if, with your application (a) you submit at least the full first Basic Monthly Premium for the billing frequency, or a completed Payroll Deduction Authorization, and (b) certain other requirements are met. For more information about the availability, terms and conditions of this coverage, you should consult your Aetna representative, who can also provide you with a copy of our conditional receipt.


The Issue Date of a Certificate is generally the date that we approve a Certificate.


Your initial premium payment starts earning a return in the Separate Account or the Fixed Account on the later of the (a) Issue Date of the Certificate or (b) the date that we receive at least the first Basic Monthly Premium at our Home Office. After the first premium payment, you must send all premiums to our Home Office. We deem all premiums, except the first one, received when we actually receive them at the Home Office, together with any identifying information we require from the Member's employer or NYSUT Benefit Trust. We allocate your premium payment as you direct, effective at the end of the Valuation Period in which we receive the payment.

You may reallocate your future premium payments at any time. You must use whole percentages when changing allocations. We effect the change with the next premium payment after we receive your request. We will send you confirmation of the change. (See Transfers.)

5-Year No Lapse Coverage Provision

Your Certificate includes a 5-year No Lapse Coverage Provision. If you pay the specified amount of premiums, this provision provides that during the 5-year period after either the (a) Issue Date or (b) the Issue Date of any Specified Amount increase, your Certificate will not enter a Grace Period--and therefore will not terminate. We calculate the specified amount of premiums you must pay as follows: the sum of premiums paid within the 5-year period must equal or exceed (a) the sum of the Basic Monthly Premiums for each Certificate Month from the start of the period, including the current month; plus (b) any Partial Surrenders since the start of the period; plus (c) any increase in the Loan Account Value since the start of the period.

The 5-year No Lapse Coverage Provision is lost if (a) you have not paid the specified amount of premiums on any Monthly Deduction Day within the applicable 5-year period, and (b) the Surrender Value of your Certificate is less than the Monthly Deduction for that day. This means that the Certificate will enter the Grace Period. You must then make additional premium payments to prevent the termination of the Certificate. (See Grace Period.)

While your Certificate is operating under the 5-year No Lapse Coverage Provision, we keep track of the amount of all Monthly Deductions that we do not collect. When you pay Net Premiums at a later date, we deduct these uncollected amounts from any Surrender Value created by your Net Premium payments.

Your Certificate's 5-year No Lapse Coverage Provision no longer operates at the end of the applicable 5-year period. At that time your Certificate may lapse unless you pay sufficient premiums to permit us to collect the full amount of previously uncollected Monthly Deductions, if any. (See Grace Period.)

Death Benefit Options

At the time of enrollment, you must choose between the two available Death Benefit Options.

Under Option 1, the Death Benefit will be the greater of: (a) the Specified Amount or (b) the applicable percentage of the Total Account Value. The applicable percentage is 250% through age 40, and decreases yearly to 100% at age 95. Option 1 generally provides a level Death Benefit.

Under Option 2, the Death Benefit will be the greater of: (a) the Specified Amount plus the Total Account Value or (b) the applicable percentage (described above) of the Total Account Value. Option 2 provides a varying Death

Benefit which increases or decreases over time, depending upon the amount of premiums paid and the investmentperformance of the Fund(s) you choose.

We calculate the Death Benefit payable under either Option as of the date of death of the Insured. We reduce the Death Benefit by (a) the amount necessary to repay any Loan Account Value in full, with all accrued interest; (b) if the Certificate is within the Grace Period, the amount required to keep the Certificate in force through the date of death; and (c) the amount of any other Monthly Deductions that we were unable to collect. (See 5-year No Lapse Coverage Provision.)

Transfers

You may transfer all or part of your Separate Account Value in any Variable Option to any other Variable Option or to the Fixed Account. You must make all transfers before the Certificate's Maturity Date. We reserve the right to (a) charge an administrative fee of $25 for each transfer over 12 per year and (b) limit the total number of Variable Options you may elect over the lifetime of the Certificate.


You may also request a transfer of a portion of the Fixed Account Value to one or more of the Variable Options. You must make this request within the 45-day period following a Certificate Anniversary. We allow this type of transfer only once within this 45-day period, and we must receive your request at the Home Office within the 45-day period. We effect the transfer at the end of the Valuation Period in which we receive your request at our Home Office. The amount of any such transfer cannot exceed the greater of 25% of the Fixed Account Value or $500.


Telephone or Electronic Transfers

You may request a transfer of account values by Written Request (as set forth above), telephone, or electronically, where available (for example, through the Internet). All transfers must comply with the terms of the Certificate.

We currently accept transfer instructions on each Valuation Date. Once we accept instructions, you may not rescind them. You may give new telephone or electronic instructions, however, on the following day. The Company will not execute a transfer if the transfer instructions are not in good order. The Company will notify you in this event.

We will use reasonable procedures, such as (a) requiring identifying information, (b) recording telephone or electronic instructions, and (c) providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. You are responsible for the results of any telephone or electronic instructions that we reasonably believe to be genuine, even if losses result from errors in the communication of instructions. As a result of this procedure, the Owner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, we may be liable for losses that result from any unauthorized instructions.


Transfer Limitations

The Certificate is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on fund performance.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Owners. Such restrictions could include: (a) Not accepting transfer instructions from an agent acting on behalf of more than one Owner; and (b) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Owners.

Automated Transfers (Dollar Cost Averaging)

Dollar Cost Averaging describes an automated system of investing the same amount of money at regular intervals over a period of time. Dollar Cost Averaging is based on the principle that acquiring Accumulation Units with the same amount of money at fixed intervals results in acquiring more units when prices are low and fewer units when prices are high.

You may establish a Dollar Cost Averaging program for either a 1, 2 or 3 year period. Under your program, you may make automated transfers of amounts on a monthly or quarterly basis. You may transfer amounts from the Aetna Money Market VP Fund Variable Option to any other Variable Option through a Written Request or other method acceptable to the Company. We do not permit Dollar Cost Averaging to or from the Fixed Account. You must have a minimum of $5,000 allocated to the Aetna Money Market VP Variable Option in order to enroll in the Dollar Cost Averaging program. The minimum automated transfer amount is $50 per month. There is no additional charge for this program. You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. We include automated transfers when we determine the number of charge-free transfers that you can make. The Company reserves the right to suspend or modify automated transfer privileges at any time.

Termination or Change in Coverage

Your Certificate, and all coverage thereunder, may be terminated without your consent if any of the following occur. Your Certificate could be terminated even if your Certificate's 5-year No Lapse Coverage is still in effect, and even if you have paid enough premiums to prevent your Certificate from lapsing.

(1) NYSUT may notify the Company that NYSUT wishes to terminate the group Policy. NYSUT Benefit Trust has agreed to provide each Insured with advance notice of Policy cancellation or discontinuance. NYSUT Benefit Trust must mail or deliver the notice to the Insured at the last known address of record at least 15 days before the effective date of the Policy cancellation or discontinuance. Prior to the termination date, you could exercise your rights to make a Full Surrender or to convert your Certificate to paid-up fixed life insurance. (See Paid-Up Nonforfeiture Option.)

(2) We may terminate the group Policy, and your Certificate, if NYSUT Benefit Trust stops sending payroll deduction premiums to us. In this event, we could terminate the group Policy and your Certificate regardless of (a) whether you paid premiums for your Certificate by payroll deduction, (b) the amount of premium you paid, or (c) the available Surrender Value under your Certificate. Prior to any termination, we would provide NYSUT Benefit Trust with an opportunity to cure the problem in accordance with the terms of the group Policy.

(3) We also will terminate your Certificate immediately when the Insured ceases to be within at least one of the categories of persons that is eligible for coverage under a Certificate. Those eligibility requirements are set forth above under Definitions--Insured. A non-member Insured who (a) is eligible only as the spouse of an Insured Member and (b) loses eligibility may elect to become a Member within 31 days after loss of eligibility. In this event, we will continue the Certificate uninterrupted. We must receive notice of your election at the Home Office within the 31-day period. Otherwise, we will pay you the Certificate's Surrender Value that we calculate at the end of the last Valuation Period during which the Certificate was in force.

If your Certificate terminates for one of the above reasons, you have the option of converting your coverage to an individual policy. We make the conversion privilege available only within the 31-day period following (a) termination of the group Policy by NYSUT Benefit Trust or us, or (b) termination of a Certificate upon the Insured's ineligibility for continued coverage. You may convert your Certificate to any substantially comparable flexible premium general account life insurance policy that we offer for these purposes under the terms of your Certificate. Term insurance is not available. We must receive notice of your conversion and the first premium under the conversion policy at the Home Office within the 31-day period.

Upon conversion, you receive the same amount of insurance that you had under your Certificate. The terms of the conversion policy, however, may involve additional charges or may not be as attractive to you as those under the Certificate. We reserve the right to permit you to pay only the initial premium for the conversion policy at the time of conversion. If the initial premium for the conversion policy is less than the Surrender Value under the terminating Certificate, we will distribute to you the rest of the Surrender Value as of the Certificate's termination date. You may be required to pay income taxes with respect to a partial distribution in connection with a conversion or any other distribution of Surrender Value following termination of a Certificate. (See Tax Matters.)

The Company will notify the Owner of the right to convert. We will require no evidence of insurability.

If we receive a timely conversion request, and the Insured dies during the time allowed for conversion, we will pay as a death benefit the amount that could have been converted. If we have not received a conversion request, we only pay a Death Benefit if the Insured dies within the 31-day conversion period. We pay the Death Benefit to the Beneficiary designated by the Insured. If there is no designated beneficiary, we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

NYSUT Benefit Trust, by agreement with us, may make changes in your Certificate (and your coverage) without your consent. Your consent is required if a change results in a reduction in benefit or an increase in guaranteed charges.

We reserve the right at any time to cease issuing new Certificates to any class of Members or their relations.

Certificate Values

Total Account Value

If you allocate amounts under a Certificate to a Variable Option of the Separate Account, we credit you with Accumulation Units of that Variable Option. The number of Accumulation Units we credit is determined by dividing
(a) the amount you allocate by (b) the appropriate current Accumulation Unit Value. Each Variable Option has a unique Accumulation Unit Value. If you select a combination of Variable Options, we credit you with Accumulation Units for each Variable Option that you select.

We determine the Total Account Value of your Certificate as follows:

o for any Variable Option, we multiply the total number of Accumulation Units credited to the Certificate by the current Accumulation Unit Value for that Variable Option;

o for a combination of Variable Options, we total the resulting values; and

o we add any Fixed Account Value and any Loan Account Value.

The value of an Accumulation Unit varies based on the positive or negative investment performance of the related Fund and the charges we deduct. We do not increase or decrease the number of Accumulation Units credited to a Certificate based on any subsequent changes in the value of an Accumulation Unit. We increase the number of Accumulation Units you hold for a Variable Option when you allocate Net Premiums or other account value to that Variable Option. Similarly, we cancel Accumulation Units in a Variable Option when (a) you remove any account value from a Variable Option (such as upon transfer, Full or Partial Surrender, or Certificate Loan) or (b) we make a Monthly Deduction. The number of units we cancel is determined by dividing (a) the amount of account value removed by (b) the appropriate current Accumulation Unit Value.

The Fixed Account Value includes (a) all amounts allocated to the Fixed Account under a Certificate and (b) any interest credited thereon. We reduce the Fixed Account Value by amounts removed from the Fixed Account, such as upon a transfer, Full or Partial Surrender, Certificate Loan or Monthly Deduction.

We will advise you at least annually as to (a) the number of Accumulation Units then credited to your Certificate, (b) the current Accumulation Unit Values,
(c) the Separate Account Value, (d) the Fixed Account Value, and (e) the Total Account Value. (See Reports to Owners.)

Accumulation Unit Value

We determine the value of an Accumulation Unit for any Valuation Period by multiplying (a) the value of an Accumulation Unit for the immediately preceding Valuation Period by (b) the sum of 1 plus the net investment rate for the current period for the appropriate Variable Option.

The net investment rate equals (a) the value of the net assets of the Variable Option held in the Separate Account at the end of a Valuation Period (before any adjustment for amounts allocated to or removed from the Variable Option during the period); plus or minus (b) the value of the net assets of the Variable Option held in the Separate Account at the beginning of that Valuation Period, adjusted by any taxes or provisions for taxes attributable to the operation of the Separate Account (with any federal tax liability offset by foreign tax credits to the extent allowed); divided by (c) the value of the Variable Option's Accumulation Units held in the Separate Account at the beginning of the Valuation Period; minus (d) the rate of any applicable daily charge for mortality and expense risk.

Maturity Value

The Maturity Value of a Certificate is the Surrender Value on the Maturity Date. You may apply all or part of the Surrender Value to one or more of the Settlement Options. (See Certificate Settlement.)

Certificate Rights

Full Surrenders

By Written Request, you may surrender your Certificate for its Surrender Value at any time before the Maturity Date. The Insured must be alive to surrender your Certificate. All insurance coverage under the Certificate ends on the date of the Full Surrender. The Surrender Value equals the Total Account Value on the date of surrender, less the Loan Account Value and less any unpaid accrued interest. We may require return of the Certificate for a Full Surrender.

We compute the Surrender Value as of the end of the Valuation Period in which we receive your Written Request for surrender.

Partial Surrenders


By Written Request, you may partially surrender your Certificate at any time
(a) after the first Certificate Year and (b) before the Maturity Date.


The minimum amount of any Partial Surrender is $500. We may also charge an administrative fee of $25 or, if less, 2% of the amount surrendered. We deduct any Partial Surrender and any related administration charge on a Pro-Rata Basis from each investment option in use under the Certificate.

If the Death Benefit Option for a Certificate is Option 1, your Partial Surrender reduces the Total Account Value, Death Benefit, and Specified Amount of your Certificate. The Total Account Value and Specified Amount are each reduced by the amount of the surrender. We will not allow a Partial Surrender if the Specified Amount will be reduced below the minimum Specified Amount set forth in the Certificate Specifications. Your Partial Surrender may not reduce the Specified Amount, however, if the Death Benefit for the Certificate immediately prior to the surrender is determined based on the applicable percentage of the Total Account Value.

If your Specified Amount is reduced from above $250,000 to less than $250,000, your current Cost of Insurance rate may also increase. (See Cost of Insurance.) A Specified Amount reduction also reduces the required Basic Monthly Premium for the 5-year No Lapse Coverage. We determine the future premium required to maintain the 5-year No Lapse Coverage based on the new Specified Amount. We will deliver to you a supplemental Certificate Specifications page that states the amount of this future premium.

If the Death Benefit Option for a Certificate is Option 2, your Partial Surrender reduces both the Total Account Value and the Death Benefit, but not the Specified Amount. The Total Account Value and the Death Benefit are each reduced by the amount of the surrender.

Paid-Up Nonforfeiture Option

By Written Request, you may elect, at any time before the Maturity Date, to continue your Certificate as fixed (non-variable) paid-up life insurance.

We apply your Surrender Value as a Net Single Premium to determine the Specified Amount of the paid-up insurance. We base the cost of the paid-up insurance on the guaranteed maximum Cost of Insurance rates in the Certificate and an interest rate of 4% compounded annually. The Specified Amount of the paid-up insurance cannot exceed the Death Benefit under the Certificate as of the effective date of the paid-up insurance. Excess Surrender Value is distributed to you and is treated as a partial distribution for federal income tax purposes. (See Tax Matters.) The effective date of the paid-up coverage is the first Monthly Deduction Day that occurs on or after our receipt of your Written Request.

We allow Full Surrenders and Certificate Loans, as described in this Prospectus, if you continue your Certificate in force as paid-up insurance. All supplemental rider benefits terminate and are not available with the paid-up coverage. The Surrender Value of the paid-up insurance is the Net Single Premium for that insurance on the date of surrender, less any outstanding loan balance. Partial Surrenders are not available.

Under this option, we pay proceeds upon death of the Insured or maturity that equal (a) the Specified Amount, less (b) any Certificate Loans and accrued unpaid interest under the paid-up insurance. See "Tax Matters" for a discussion of possible tax consequences resulting from your electing the paid-up nonforfeiture option.

Grace Period

If your Surrender Value is insufficient to allow a Monthly Deduction on the Monthly Deduction Day, we allow you 61 days of grace for payment of an amount sufficient to allow the Monthly Deduction.

If your Surrender Value is insufficient because of outstanding loans, and you have paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount equal to the lesser of
(1) or (2) where:

(1) is the amount necessary to meet the loan-related conditions of the No Lapse Coverage provision; or

(2) is an amount sufficient to cover the Monthly Deduction(s) that would result in the Surrender Value being greater than zero.

If you have not paid sufficient premiums to meet the conditions of the 5-year No Lapse Coverage period, we may require payment of the amount necessary to keep your Certificate in force for the current month plus two additional months.

If you do not make payment within the 61-day Grace Period, the Certificate will terminate without value at the end of the Grace Period. This termination is effective on the Monthly Deduction Day for the first unpaid Monthly Deduction.

We will mail written notice to your last address known to us at least 31 days before termination of a Certificate. We will also mail this notice to the last known address of any assignee of record.

During the days of grace, this Certificate stays in force. If the Insured's death occurs during the days of grace, we deduct from the Death Benefit the amount required to keep a Certificate in force.

Reinstatement of a Lapsed Certificate

You may reinstate a Certificate terminated after its Grace Period. Upon reinstatement, we calculate the Certificate Year as if there had never been a lapse in coverage. You must apply for reinstatement (a) within 5 years after the date of termination and (b) before the Maturity Date.

Also, we must receive (a) evidence of the Insured's current insurability that is satisfactory to us, and (b) a premium payment that at least equals the following amount: the sum of (1) and (2), where (1) is any portion of the Loan Account Value plus accrued interest on the date of lapse exceeding the Total Account Value on the date of lapse and (2) is a premium payment sufficient to keep the Certificate in force for the current month plus 2 additional months.

If we reinstate your Certificate within a 5-year No Lapse Coverage period, all values, including the Loan Account Value, are reinstated as they were on the date of lapse.

If we reinstate your Certificate after a 5-year No Lapse Coverage period has expired, the coverage would be reinstated on the Monthly Deduction Day following our approval. We first apply your payment to pay any positive excess of (1) over (2), where (1) is the Loan Account Value plus accrued interest on the date of lapse, and (2) is the Total Account Value on the date of lapse. We treat any remainder as a premium. The Total Account Value at reinstatement is the Net Premium paid, less the Monthly Deduction for that day. We do not reinstate any Loan Account Value.

We restart Monthly Deductions and investment performance on the Monthly Deduction Day on or first following our approval of the reinstatement. We pay the reinstated Death Benefit if the Insured dies prior to that date, but only if we have received (a) a reinstatement request and (b) all payments and information required for us to grant the request.

We must consent before we reinstate any supplemental benefit rider. If the Certificate lapsed within a 5-year No Lapse Coverage period, and that period has not yet expired by the time of reinstatement, we will reinstate any Certificate Loan Value and consider as due any prior uncollected Monthly Deductions. (See 5-year No Lapse Coverage Provision.) We will also restore any portion of the No Lapse Coverage period that still remains by the time of reinstatement. In that case, you may put the No Lapse Coverage into effect for any time during such remaining period, provided you have paid at least the cumulative amount of all Basic Monthly Premiums required to date for this purpose. This cumulative amount includes any amount of unpaid Basic Monthly Premiums due for periods prior to the reinstatement.

A reinstatement may result in restarting the test used for determining whether the Certificate is a Modified Endowment Contract. (See Tax Matters.)

Certificate Loans

We grant loans at any time (a) after the expiration of the Right of Certificate Examination and (b) before the Maturity Date. The amount of the loan may not be more than the Loan Value. The Loan Value is 90% of the Total Account Value, unless state law otherwise requires. We transfer the amount of the loan out of the Fixed Account and any Variable Options on a Pro-Rata Basis. We instead hold the amount of the loan as part of the Loan Account Value. We effect loans and loan repayments as of the end of the Valuation Period in which we receive the Written Request for the loan or the repayment.

You may repay the loan in full or in part at any time prior to the Maturity Date, as long as the Certificate is in force and the Insured is alive. The amount necessary to repay all loans in full is the Loan Account Value plus any accrued interest. Unless you specifically instruct us otherwise, we consider Additional Premiums received as loan repayments. Subject to state regulatory approval, unless you specifically instruct us otherwise, we will allocate loan repayments received to the Fixed Account and the Separate Account according to the premium allocation currently in effect. The full Surrender Value under this Certificate equals (a) the Total Account Value on the date of surrender, (b) less the Loan Account Value plus any accrued interest. If you do not repay a loan prior to the Maturity Date, the amount payable at the Maturity Date equals
(a) the Total Account Value on the Maturity Date, (b) less the Loan Account Value on the Maturity Date plus any accrued interest.

Subject to state regulatory approval, interest earned on the Loan Account Value will be credited to the Fixed Account Value and the Separate Account Value according to the premium payment allocation currently in effect. The amount of interest you earn on the Loan Account Value and the amount of interest we charge on a loan depends on whether the loan is considered preferred. Beginning in the 11th Certificate Year and on each Certificate Anniversary thereafter, that portion of the Loan Value attributable to the Separate Account Value will be considered preferred (Preferred Loans). All other loans will be considered non-preferred (non-Preferred Loans).

Preferred Loans earn interest at a rate of 4.0% and are charged interest at a rate of 4.0%. In other words, the interest rate credited equals the interest rate charged.

Non-Preferred Loans earn interest at a rate of no less than 6.0% and are currently charged interest at a rate of 8%.

We may credit interest in excess of these rates, in our sole discretion.

Accordingly, since we credit the Loan Account Value with interest rather than with the investment experience of the Funds, a loan may permanently affect the amount of your Death Benefit and the Certificate's Surrender Value, even if you repay the loan.

Loan interest is due and payable on (a) each Certificate Anniversary, (b) the date the Certificate ends or (c) upon full repayment of the Loan Account Value. We add any interest not paid when due to the Loan Account Value on the Certificate Anniversary. Any amount of unpaid interest bears interest on the same terms.

For a discussion of the federal income tax consequences of Certificate Loans, see Tax Matters.



Certificate Changes

You may make certain changes to your Certificate, as described below, by submitting a Written Request. We will send you supplemental Certificate Specifications once the change is completed. If you decrease a Specified Amount larger than $250,000 to less than $250,000 (or vice-versa), you can cause an increase (or decrease) in your current Cost of Insurance Rate. (See Monthly Deduction.)

Increase in Specified Amount

We allow increases in Specified Amounts at any time while a Certificate is in force. We may require you to provide satisfactory evidence of insurability. Your Surrender Value immediately after an increase must be at least 3 times the sum of (a) the most recent Monthly Deduction from the Total Account Value and
(b) the Specified Amount of the increase multiplied by the applicable Cost of Insurance rate divided by 1000. You must request Specified Amount increases in multiples of $1,000. We show any maximum limit on your Specified Amount in the Certificate Specifications.

We also show the Issue Date for any increase in the supplemental Certificate Specifications. We restart the 5-year period of the No Lapse Coverage provision applicable to the increase on the Issue Date of the increase. We determine the Basic Monthly Premium after the increase based on the Insured's Attained Age and new Specified Amount.

For possible tax consequences of an increase in Specified Amount, see Tax
Matters.

Decrease in Specified Amount

You may decrease the Specified Amount of a Certificate after the first Certificate Year. We do not allow a decrease in the Specified Amount if (a) your Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes.

The Issue Date of the decrease is the Monthly Deduction Day on or next following the date on which we receive your Written Request. The decrease reduces any past increases in the reverse order in which the increases occurred. (We follow this same order for decreases in Specified Amount resulting from changes in Death Benefit Option or a Partial Surrender.) If the 5-year No Lapse Coverage provision is still applicable, we adjust the Basic Monthly Premium for that purpose based on the reduced Specified Amount.

A Specified Amount decrease can cause a Certificate to be taxed as a Modified Endowment Contract. For a discussion of tax considerations in connection with Specified Amount decreases, see Tax Matters.

Change in Death Benefit Option

We allow changes from Option 1 to Option 2 at any time while a Certificate is in force. We reduce the Specified Amount to equal the Specified Amount less the Total Account Value at the time of the change. We also allow changes from Option 2 to Option 1 at any time while a Certificate is in force. We increase the Specified Amount to equal the Specified Amount plus the Total Account Value as of the date of the change. If the Death Benefit at the time of the change is determined based on the applicable percentage of the Total Account Value, we may calculate the new Specified Amount differently from the foregoing description.

We do not allow a change in the Death Benefit Option if (a) the Specified Amount is reduced below the minimum Specified Amount set forth in the Certificate Specifications or (b) your Certificate would be treated as other than life insurance for income tax purposes. Also, we may require evidence of insurability. We effect the change on the Monthly Deduction Day on or next following the date on which we receive your Written Request. In cases where we require evidence of insurability, we must also approve the increase.

Following any change in Death Benefit Option, we will adjust the Basic Monthly Premium so that it will be based on the new Specified Amount. A change in Death Benefit Option may restart the test for determining whether a Certificate is a Modified Endowment Contract for federal income tax purposes. (See Tax Matters.)

Right of Certificate Examination

Your Certificate includes a 10-day free look period. If for any reason you are dissatisfied with your Certificate, you may return it to us or to our representative within 10 days of receipt for a refund. If you return your Certificate, we will deem it void from its beginning. We will refund to you an amount equal to (a) the premiums paid or (b) where permitted by state law, the premiums paid, adjusted for any positive or negative investment performance in the Variable Options you selected (but not deducting any charges made under the Certificate).

Supplemental Benefits

The supplemental benefits currently available as riders to a Certificate are listed below. Your Aetna representative can provide you with additional information about these riders. The riders contain other terms and conditions.

o Disability Benefit Rider--provides for a credit of the benefit amount described in the rider if the covered Insured is totally disabled. As a general matter, you may not increase the Specified Amount of your Certificate while we are providing benefits under this rider.

o Accelerated Death Benefit Rider--provides for the advance payment to you of a portion of the Specified Amount if the Insured provides requisite evidence that the Insured has less than one year to live. There is no charge for this rider.

o Accidental Death Benefit Rider--provides for the payment of up to $200,000 to provide a double Death Benefit if the Insured dies as a result of an accident as defined in the rider.

o Child Insurance Rider--provides for non-participating term life insurance on the child(ren) of the Insured.

We may make other riders for supplemental benefits available under the Certificate from time to time. We will set forth the charges for such riders in your Certificate Specifications. You may add or cancel supplemental benefit riders at any time, pursuant to our procedures then in effect. Any change you make in supplemental benefits may cause us to revise the amount of the Basic Monthly Premium. If so, we will provide you with supplemental Certificate Specifications that set forth the new amount. A change in supplemental benefit rider coverage may also have tax consequences. (See Tax Matters.)



Certificate Settlement

The Company generally pays proceeds in a lump sum upon (a) the death of the Insured, (b) a Full Surrender or (c) maturity. You may elect one or more of the Settlement Options discussed below. We may agree to other Settlement Options at our discretion.

You may make a Written Request to elect, change or revoke a Settlement Option before payments begin under any Settlement Option. We give effect to your request upon its receipt at our Home Office. If you have not elected a

Settlement Option when your proceeds become payable, your payee may make the election. We must consent to the election of any Settlement Option if the Certificate has been assigned. We pay any excess Death Benefit due as elected. The payee is entitled to exercise any rights and privileges that are permitted under a Settlement Option.

You may not elect a fixed or variable Settlement Option that results in (a) a first payment of less than $50 or (b) total yearly payments of less than $250. You must elect a lump-sum payment if your selected payment option fails to meet these minimum requirements. We may refuse to permit a Settlement Option if (a) the payee is not a natural person or (b) the Annuitant's age (plus the number of years for which any payments under the annuity option chosen) exceeds 95 years.

The several Settlement Options may differ in their tax consequences.

Settlement Options

The Settlement Options listed below are available under the Certificates. Options 1, 2 and 3 are available on either a fixed payment or a variable payment basis. We determine the amount of the first payment under Options 1, 2 and 3 (whether on a fixed or variable basis) based on the option chosen, using the annuity rates specified in the Certificate. This rate is the same regardless of whether an Annuitant is male or female.

For a fixed Settlement Option, the amount of the first and each subsequent payment is the same. We base that amount on an interest rate of at least 3%.

Our then current settlement option rate could provide higher payments on a comparable fixed premium annuity at the time payments commence. If so, we use the higher rate for fixed Settlement Options under a Certificate.

For a variable Settlement Option, we determine the first payment using an assumed interest rate of 3.5% or 5%, as specified by you or the payee. Subsequent payments then vary based on Fund performance, as discussed below under Calculation of Variable Payment Settlement Option Values. If you elect 5%, the initial payment is higher, but subsequent payments increase less with favorable Fund performance (and decrease more with unfavorable Fund performance) than if 3.5% is elected.

Once payments begin you cannot make withdrawals from or changes to Settlement Options 1, 2 and 3, except to the extent noted below for Option 1.

Option 1 -- We provide payments for a stated number of years, but no more than
30. You must select a payment period of at least 5 years. If variable payments are selected, you may withdraw all or a portion of the remaining payments at any time.

Option 2 -- We provide payments for the lifetime of the Annuitant. If you chose, we also will guarantee payments for a number of years from 5 to 30, or provide a "cash refund" upon the Annuitant's death. The cash refund election is available only if you allocate the entire amount on a fixed basis. The amount of the cash refund is (a) the amount applied to the option at the time of settlement, less (b) the total amount of payments received under the option prior to the Annuitant's death.

Option 3 -- Life Income Based Upon the Lives of Two Annuitants--We provide payments during the joint lifetimes of two Annuitants. We continue payments until both Annuitants have died. When you select this option, you must choose from among the following payment methods: (a) 100%, 66-2/3% or 50% of the payment continues after the first death; (b) payments for a minimum of 5 to 30 years, with 100% of the payment to continue after the first death; (c) 100% of the payment to continue to the surviving Annuitant if the survivor is the original payee, and 50% of the payment to continue to the survivor if the surviving Annuitant is the second payee; or (d) 100% of the payment to continue after the first death, with a "cash refund" feature comparable to that described for Option 2 above.

Option 4 -- We provide payment of interest on the sum left with us at 3%, or such higher rate as we may, in our sole discretion, declare. After commencement of this option, the payee may make a Written Request to receive all or a portion of the amount held under this option as a lump sum or have it applied to one or more of the other available Settlement Options.

Upon the death of the Annuitant(s) (or the payee under Option 4), we will pay
(a) the current value of the funds held under Option 4 and (b) the present value of any remaining guaranteed payments under the other Options. We continue paying any remaining guaranteed payments to the beneficiary unless the beneficiary elects to receive the present value of any remaining guaranteed payments in a lump sum. If the beneficiary subsequently dies, we will pay the present value of any remaining guaranteed payments in one sum to the beneficiary's' estate.

You may elect to receive monthly payments as described above, or elect to receive quarterly, semi-annual or annual payments instead.

Calculation of Variable Payment Settlement Option Values

Variable Settlement Options are supported by the available Funds of the Company's Variable Annuity Account B (Account B). Account B is a separate account very similar to the Separate Account, except that Account B supports variable annuity benefits, rather than variable life insurance benefits. We reserve the right to permit a maximum of only four Funds to be used at any one time for a Settlement Option. We will provide an Account B prospectus in connection with selection of a Settlement Option. That prospectus describes the available Funds, the costs and expenses of the Funds, and the charges imposed on Account B. Account B may differ from the Separate Account in terms of the
(a) Funds available for selection and (b) charges imposed. Accordingly, you should review the Account B prospectus, as well as the prospectuses for Account B's underlying Funds, prior to selecting any variable payment Settlement Option.

We determine the amount of each variable annuity payment after the first payment by a formula described in the Certificates. This formula is generally used by actuaries for making these types of calculations. Speaking generally, the formula works as follows: if the total return of the Fund for any month, less a mortality and expense risk deduction currently equivalent to an annual rate of 1.25%, exceeds the Settlement Option's assumed interest rate (3.5% or 5%, as discussed above), the next variable payment will be larger than the previous one. On the other hand, if the Fund's total return for any month, as adjusted for the mortality and expense risk deduction, is less than the assumed interest rate, the next variable payment will be smaller than the previous one. The amount of any increase or decrease in variable annuity payments does not bear a direct relationship to the Fund's total returns. We expect to make a profit on the mortality and expense risk deduction.

You may make transfers among Funds under our administrative procedures in effect at the time. Currently, we limit the number of transfers to four per Calendar Year, but we can change this limit in the future.



The Company and Management

Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts. The Company is an indirect wholly-owned subsidiary of Aetna, Inc., a publicly traded healthcare and financial services company, whose principal offices are at the same location as the Company's Home Office.

The Company serves as the principal underwriter for the securities offered hereunder and also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B, C and G (separate accounts of the

Company registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, the Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for Portfolio Partners, Inc. The Company is also the depositor of Variable Life Account B and Variable Life Account C and Variable Annuity Accounts B, C and G.

The following are the Directors and Executive Officers of Aetna Life Insurance and Annuity Company. Unless otherwise indicated, the principal business address for all individuals is the Company's Home Office.



Name and Address                 Position with Company                     Business Experience During Past 5 Years
----------------------   ------------------------------------   -------------------------------------------------------------
Thomas J. McInerney      Director, President and Chairman,      President (since October 1998) Aetna Investment Adviser
                         Executive Committee (Principal         Holding Company, Inc., Aetna Retail Holding Company, Inc.,
                         Executive Officer)                     Aetna Services Holding Company, Inc.; President (since
                                                                September 1997) Aetna Life Insurance and Annuity
                                                                Company; President (since September 1997) Aetna
                                                                Insurance Company of America; President (since September
                                                                1997) Aetna Retirement Holdings, Inc.; President (since
                                                                August 1997) Aetna Retirement Services, Inc.; Executive Vice
                                                                President (since August 1997) Aetna Inc., Aetna Services,
                                                                Inc. and Aetna Life Insurance Company; Vice President,
                                                                Strategy (March 1997-August 1997) Aetna Inc., Aetna
                                                                Services, Inc. and Aetna Life Insurance Company; Vice
                                                                President, Sales (December 1996-March 1997) and Vice
                                                                President, National Accounts (April 1996-March 1997) Aetna
                                                                US Healthcare Inc.; Vice President, Strategy, Finance, &
                                                                Administration (July 1995-April 1996) Aetna Inc.; Vice
                                                                President, Guaranteed Products (November 1992-July 1995)
                                                                Aetna Life Insurance Company.

Shaun P. Mathews         Director and Senior Vice President     President (January 1998-February 1999) Aetna Investment
                                                                Services, Inc; Senior Vice President (since June 1999) Aetna
                                                                Retirement Holdings, Inc.; Senior Vice President (since June
                                                                1999) Aetna Retirement Holdings, Inc.; Senior Vice President
                                                                (since October 1998) Aetna Investment Adviser Holding
                                                                Company, Inc., Aetna Retail Holding Company, Inc., Aetna
                                                                Services Holding Company, Inc.; Senior Vice President,
                                                                Product and Brand Management (since September 1998),
                                                                Senior Vice President, Product Management (September
                                                                1997-September 1998), Vice President, Products Group
                                                                (February 1996-September 1997), Senior Vice President,
                                                                Strategic Markets and Products (February 1993-February
                                                                1996) Aetna Life Insurance and Annuity Company.

Catherine Hale Smith     Director, Chief Financial Officer      Senior Vice President (since October 1998) Aetna Investment
                         and Senior Vice President              Adviser Holding Company, Inc., Aetna Retail Holding
                                                                Company, Inc., Aetna Services Holding Company, Inc.; Chief
                                                                Financial Officer and Senior Vice President, Business
                                                                Strategy and Finance (since February 1998) Aetna Life
                                                                Insurance and Annuity Company; Senior Vice President
                                                                (since March 1999), Chief Financial Officer (since February
                                                                1998) Aetna Retirement Services, Inc.; Vice President,
                                                                Strategy, Finance and Administration, Financial Relations
                                                                (September 1996-February 1998), Aetna Inc.; Chief of Staff,
                                                                Health/Group Life, Strategy and Communication (April
                                                                1993-September 1996) Aetna Life Insurance Company.

Name and Address             Position with Company                       Business Experience During Past 5 Years
------------------   -------------------------------------   --------------------------------------------------------------
Kirk P. Wickman      Senior Vice President, General          Senior Vice President, General Counsel and Corporate
                     Counsel and Corporate Secretary         Secretary (since June 1999) Aetna Retirement Holdings, Inc.,
                                                             Aetna Investment Adviser Holding Company, Inc., Aetna
                                                             Retail Holding Company, Inc., Aetna Services Holding
                                                             Company, Inc.; Senior Vice President, General Counsel and
                                                             Corporate Secretary (since April 1999) Aetna Retirement
                                                             Services, Inc.; Vice President, General Counsel and
                                                             Corporate Secretary (October 1998-June 1999) Aetna
                                                             Investment Advisor Holding Company, Inc., Aetna Retail
                                                             Holding Company, Inc., Aetna Services Holding Company,
                                                             Inc.; Vice President, General Counsel and Assistant Secretary
                                                             (April 1997-April 1999) Aetna Retirement Services, Inc.; Vice
                                                             President, General Counsel and Corporate Secretary
                                                             (December 1996-June 1999) Aetna Retirement Holdings,
                                                             Inc.; Senior Vice President (since March 1999), General
                                                             Counsel and Corporate Secretary (since November 1996),
                                                             Vice President (November 1996-March 1999) Aetna Life
                                                             Insurance and Annuity Company; Vice President and Counsel
                                                             (June 1992-November 1996) Aetna Life Insurance Company.

Deborah Koltenuk     Vice President, Corporate               Vice President, Corporate Controller, and Assistant Treasurer
                     Controller, and Assistant Treasurer     (since July 1999) Aetna Retirement Services, Inc.; Vice
                                                             President, Corporate Controller, and Assistant Treasurer
                                                             (since June 1999) Aetna Investment Adviser Holding
                                                             Company, Inc., Aetna Retail Holding Company, Inc., Aetna
                                                             Services Holding Company, Inc., Aetna Life Insurance and
                                                             Annuity Company, Aetna Insurance Company of America;
                                                             Vice President, Corporate Controller and Assistant Treasurer,
                                                             (April 1999-July 1999) Aetna Retirement Services, Inc.; Vice
                                                             President, Treasurer and Corporate Controller (October
                                                             1998-June 1999) Aetna Investment Adviser Holding
                                                             Company, Inc., Aetna Retail Holding Company, Inc., Aetna
                                                             Services Holding Company, Inc.; Vice President and
                                                             Controller (April 1997-April 1999) Aetna Retirement
                                                             Services, Inc.; Vice President, Treasurer and Corporate
                                                             Controller (July 1996-June 1999) Aetna Life Insurance and
                                                             Annuity Company; Vice President, Treasurer and Corporate
                                                             Controller (September 1996-June 1999) Aetna Retirement
                                                             Holdings, Inc.; Vice President and Treasurer, Corporate
                                                             Controller (April 1997-June 1999) Aetna Insurance Company
                                                             of America; Vice President, Investment Financial Reporting
                                                             and Securities Operations (April 1996-July 1996) Aetna Life
                                                             Insurance Company; Vice President, Investment Planning
                                                             and Financial Reporting (October 1994-April 1996) The
                                                             Aetna Casualty and Surety Company and The Standard Fire
                                                             and Insurance Company.

Name and Address              Position with Company                 Business Experience During Past 5 Years
------------------------   --------------------------   --------------------------------------------------------------
Therese A. Squillacote     Vice President and Chief     Vice President and Chief Compliance Officer (since February
                           Compliance Officer           1999) Aetna Insurance Company of America; Vice President
                                                        and Chief Compliance Officer (since December 1998) Aetna
                                                        Life Insurance and Annuity Company; Vice President and
                                                        Chief Compliance Officer (since December 1998) Aetna
                                                        Investment Services, Inc.; Chief Compliance Officer (since
                                                        December 1998) Systematized Benefits Administrators, Inc.;
                                                        Vice President, Compliance (since March 1998) Aetna
                                                        Financial Services, Inc.; Compliance Manager (May 1997 to
                                                        December 1998) Aetna Life Insurance and Annuity Company;
                                                        Registered Principal (since July 1997) Aetna Investment
                                                        Services, Inc.; Director, Compliance (December 1995 to May
                                                        1997) Connecticut General Life Insurance Company;
                                                        Registered Principal (December 1995 to May 1997) CIGNA
                                                        Financial Advisors, Inc.; Chief Compliance Officer (September
                                                        1989 to December 1995) G.R. Phelps & Co., Inc.; Chief
                                                        Compliance Officer (December 1992 to December 1995)
                                                        Connecticut Mutual Financial Services, Inc.



Directors, officers and employees of the Company are covered by a blanket fidelity bond in the amount of $60 million issued by Travelers Casualty and Surety Company of America.

Additional Information

Reports to Owners

The Company maintains all records relating to the Separate Account and the Certificates. At least once in each Certificate Year, the Company will send you a report containing the Certificate Values (see Total Account Value) as of the most recent Certificate Anniversary. If you allocate any portion of your Total Account Value to the Separate Account, we will send you those additional periodic reports that the SEC requires us to send to you. (See Right to Instruct Voting of Fund Shares.)

Right to Instruct Voting of Fund Shares

You are entitled to instruct us how to vote Fund shares held in the Variable Options of the Separate Account and attributable to your Certificate at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes you are entitled to direct with respect to a particular Fund is equal to (a) your Total Account Value invested in that Fund divided by (b) $100. Fractional votes will be recognized. The Separate Account will vote all shares of each Fund that it holds of record in the same proportion as those shares for which we have received instructions from owners participating in that Fund through the Separate Account.


If you are entitled to give us voting instructions, we will send you proxy material and a form for providing such instructions. In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and detail the reasons in our next report to Certificate owners.

We reserve the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

State Regulation

The Company, in its sole discretion, selects the states where it will offer the Certificates for sale. One or more eligible purchasers must reside in a selected state. The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. The Company is also subject to the insurance laws and regulations of all other jurisdictions where it is authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of those jurisdictions for the purposes of determining solvency and compliance with local insurance laws and regulations.


Separate Account Transfer

We created Variable Life Account C in 1999 under Connecticut Law. Prior to May 1, 2000, amounts invested in the variable options were supported by our Variable Life Account B, which was created in 1986 under Connecticut law. Amounts transferred as a result of this change in separate accounts were fully credited with time spent in Variable Life Account B for all purposes under the Certificates, including the calculation of fees and charges, and the transfer was accomplished at net asset value.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the Separate Account as a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000, by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


The Registration Statement

We filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the offering described in this Prospectus. Consistent with SEC rules and regulations, we did not include in this Prospectus all of the information set forth in the Registration Statement. You may obtain information omitted from the Prospectus at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

Distribution of the Certificates

The Company serves as principal underwriter of the securities sold by this Prospectus, as defined by the federal securities laws. Aetna Investment Services, Inc. ("Aetna Services"), an affiliate of the Company, distributes the Certificates. The Company and Aetna Services are registered as broker-dealers with the SEC and are members of the National Association of Securities Dealers, Inc. All persons offering or selling the Certificates will be (a) registered representatives of Aetna Services, and (b) licensed as the Company's insurance agents to sell variable life insurance. The Company and NYSUT Benefit Trust entered into an agreement that calls (a) for NYSUT Benefit Trust to exclusively endorse the Certificate to Members for supplemental group variable universal life insurance and (b) for NYSUT Benefit Trust to perform administrative services. The administrative services NYSUT Benefit Trust performs includes making available NYSUT Benefit Trust payroll slots to facilitate premium remittances to the Company. Under the agreement, the Company paid NYSUT Benefit Trust $100,000 in 1999 and will pay NYSUT Benefit Trust $65,000 in 2000. NYSUT Benefit Trust indicated to the Company that it intends to use these amounts to enhance benefits to its members.


Salespersons selling Certificates may earn salaries or commissions. The maximum sales commission paid for Certificate distribution is 25% of the first year premium up to 12 Basic Monthly Premiums. For an increase in Specified Amount, the maximum sales commission is 25% of 12 times the amount of Basic Monthly Premium attributable to the increase. The maximum sales commission on all other premiums is 2% through the 15th Certificate year, or the 15th year following a Specified Amount increase. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, all such compensation will be paid in accordance with NASD rules.

Independent Auditors

KPMG LLP, CityPlace II, Hartford, Connecticut, were the independent auditors for Variable Life Account B for the years ended December 31, 1998 and 1997 and continue to be the independent auditors for the Company. Ernst & Young LLP, Ft. Wayne, Indiana, were the independent auditors for Variable Life Account B for the year ended December 31, 1999. The independent auditors provide services to Variable Life Account B that include primarily the examination of Variable Life Account B's financial statements and the review of filings made with the SEC.

Tax Matters

The following discussion reflects our understanding of current federal income tax laws. These laws are complex, and tax results may vary among individuals. This discussion is general in nature, and you should not consider it as tax advice. You should seek competent tax advice if you are considering the purchase of a Certificate or exercising elections under a Certificate. Please note that your taxable income is not reduced by premium payments you pay by payroll deduction.

Federal Tax Status of the Company

The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). The Separate Account is not a separate entity from the Company. Therefore, the Separate Account is not taxed separately as a "regulated investment company", but is taxed as part of the Company. Investment income and realized capital gains attributable to the Separate Account are automatically applied to increase reserves under the Certificate. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Certificates. In addition, any foreign tax credits attributable to the Separate Account will first be used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Separate Account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed in income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all of the Certificates) to set aside provisions to pay such taxes.

Life Insurance Qualification

A Certificate is treated as "life insurance" for federal income tax purposes if
(a) it meets the definition of life insurance under Section 7702 of the Code and (b) the investments of the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Certificates will meet these requirements and that:

o the death benefit that the beneficiary receives under your Certificate or riders to your Certificate will not be subject to federal income tax; and

o increases in your Certificate's Total Account Value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Certificate, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Certificate can be affected by whether your Certificate is a Modified Endowment Contract (discussed below). In all cases, however, the character of all income that we describe below as taxable to the payee will be ordinary income (as opposed to capital gain).

Among other things, Section 7702 places limits on the amount of premium payments that you may make under a Certificate. For that reason, we will accept only that portion of any premium payment that will not exceed those limits. We will return to you, or apply as you and we otherwise agree, any portion of the premium payment that exceeds the then-applicable limitations.

We intend to comply with Sections 7702 and 817(h) of the Code. For that reason, we reserve the right to make any changes to the Certificate or group policy that we believe are necessary to ensure compliance. We will apply any changes uniformly to affected Owners and make changes only after giving you advance written notice. In some cases, we may need to distribute to you amounts from your Certificate to assure that it continues to qualify and be taxed as life insurance. Any amounts we distribute to you may be includible in your taxable income.

General Rules

As long as your Certificate remains in force during the insured person's lifetime, as a non-modified endowment contract, a Certificate loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest you pay on the loan generally is considered "personal interest," and will not be tax deductible.

After the first 15 Certificate years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Certificate. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Certificate that were not taxable.) During the first 15 Certificate years, the proceeds from a partial surrender, under limited circumstances, could be subject to federal income tax, under a complex formula, to the extent that your Total Account Value exceeds your basis in your Certificate. This result may occur even if the total amount of distributions from the Certificate to that date does not exceed total premiums paid to that date.

On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Certificate loan) over your basis in the Certificate, will be subject to federal income tax. In addition, if a Certificate terminates after a grace period while there is a policy loan outstanding, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.

Modified Endowment Contracts

A Certificate will be a Modified Endowment Contract if it fails the "7-pay test." A Certificate fails the 7-pay test if, at any time in the first seven Certificate Years, the amount paid into the Certificate exceeds the amount that would have been paid had the Certificate been designed to become paid up after payment of seven equal annual premiums. A new 7-pay test begins at any time a material change takes effect. A material change, for example, may include a change in death benefit option, the selection of additional rider benefits, an increase in your Certificate's specified amount of coverage, and certain other changes.

In the event of a reduction in future benefits during the first seven Certificate Years (or within the first seven Certificate Years after a material change), we recalculate the 7-pay test retroactively based on the reduced level of benefits. (For example, a reduction in future benefits could result if you request a decrease in Specified Amount, Partial Surrender or termination of additional benefits under a Rider.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Certificate will be a Modified Endowment Contract.

A Certificate received in exchange for a Modified Endowment Contract will also be a Modified Endowment Contract.


If the Certificate is a Modified Endowment Contract, the proceeds of any Partial Surrender, Certificate Loans, assignments, pledges or other distributions from the Certificate will be currently includible in the Certificate Owner's income to the extent that the Certificate's Total Account Value immediately before payment exceeds total premiums paid (increased by the amount of distributions previously taxed and reduced by untaxed amounts previously distributed from the Certificate). All Modified Endowment Contracts that you purchase from the Company (and its affiliates) during the same calendar year, will be aggregated for purposes of determining the taxable portion of distributions from the Certificate.


Distributions during any Certificate year in which a Certificate becomes a Modified Endowment Contract and any subsequent Certificate Year will be taxed as described above. In addition, distributions from a Certificate within two years before it becomes a Modified Endowment Contract may also be subject to tax in this manner. Thus, a distribution made from a Certificate that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

If the Certificate is a Modified Endowment Contract, a penalty will apply to the taxable portion of most distributions, unless the Owner has reached the age of 59 1/2. The penalty tax does not, however, apply to any full or partial distributions that are made while the Owner is disabled (within the meaning of the Code) or that are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary (i.e., an annuity).

Diversification Standards

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Certificate must be "adequately diversified" in accordance with Treasury regulations. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Certificate as a life insurance policy under
Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Certificate for the period of the disqualification and for subsequent periods. Also, if the Insured died during the period of the disqualification, a portion of the death benefit proceeds would be considered taxable income for the recipient. The Separate Account, through the Funds, intends to comply with these requirements.

Investor Control

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts.

The Company reserves the right to modify the Certificate as necessary to attempt to prevent a holder from being considered the federal tax owner of a pro rata share of the assets of the Separate Account.

Withholding


Generally, we are required to withhold income tax from any portion of a distribution we make to you that is includible in your income. However, we will not withhold income tax if you provide us with a written election request before we make the distribution. If you request that we not withhold tax from the distribution, or if enough tax is not withheld, you may have to pay these taxes later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.


Other Tax Considerations

Changes you make to your Certificate (for example, a decrease in benefits) may have other effects on your Certificate. Such effects may include limiting the amount of premiums that you can pay under your Certificate, as well as the amount of Total Account Value that you may maintain under your Certificate.


If the insured person is the Certificate's owner, the death benefit under a Certificate will generally be includible in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, an amount approximately equal to the cash surrender value of the Certificate would be includible in the owner's estate, if the owner died before the insured. Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $675,000 (or larger amounts specified in the Code to commence in certain future years) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

As a general rule, if a "transfer" is made to a person two or more generations younger than the Certificate's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


The particular situation of each Certificate owner, insured person or beneficiary will determine how ownership or receipt of Certificate proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance, transfer, income and other taxes. We do not intend for the foregoing summary to be complete or to cover all situations. You should consult counsel and other advisers for more complete information.


Finally, The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.



Misc. Certificate Provisions

The Certificates

We consider your variable life insurance contract to consist of the following documents: (a) the Certificate you receive; (b) the related group Policy owned by NYSUT Benefit Trust; (c) the application form you completed to purchase your Certificate; (d) any applications for any changes we approve; and (e) any riders. Copies of all applications are attached to and made a part of the Certificate. Only the Company's President, Executive Vice President or the Corporate Secretary may agree with you to a change in the Certificate or the Policy. Any change in the Certificate or the Policy must be in writing.

Payment and Deferral of Benefits

We pay all benefits at our Home Office. We may require you to submit your Certificate to our Home Office before we grant Certificate Loans, make changes or pay benefits.

We ordinarily make payments of any Separate Account Value within 7 days after our receipt of your Written Request. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (a) when the New York Stock Exchange is closed (except holidays or weekends); (b) when trading on the Exchange is restricted; (c) when the SEC determines an emergency exists so that it is not reasonably practicable for the Fund to dispose of the securities it holds or to determine the value of the Funds' net assets. In these instances, we also may defer payment from the Separate Account of Full Surrender and Partial Surrender Values, any Death Benefit in excess of the current Specified Amount, and any portion of the Loan Value.

We may defer payment of any Fixed Account Value for up to 6 months, except when used to pay amounts due us. We may also delay payment of the Death Benefit if the Certificate is being contested.

Suicide and Incontestability

In most states, we pay only a limited benefit if the Insured dies by suicide within 2 years from the Issue Date of a Certificate. Generally, this benefit consists of a refund of premiums paid, subject to any positive or negative adjustment to reflect investment performance in the Separate Account. In most states, if the Insured dies by suicide within 2 years from the Issue Date of any increase in coverage, we pay as to that increase only the amount of prior Monthly Deductions that were attributable to that increase.

In most states, we will not contest any coverage under a Certificate after it has been in force for 2 years from its Issue Date, because of statements made in the initial application form or any subsequent application. However, if the Age of the Insured is misstated, regardless how long the coverage has been in effect, we will adjust the amount of the Death Benefit to reflect the coverage that would have been purchased by the most recent pre-Maturity Date Monthly Deduction at the correct Age.

Protection of Proceeds

To the extent provided by law, the proceeds of the Certificate are not subject to (a) claims by a beneficiary's creditors or (b) any legal process against any beneficiary.

Nonparticipation

The Certificate is not entitled to share in the divisible surplus of the Company. We will pay no dividends to you.

Changes in Owner and Beneficiary; Assignment

Unless otherwise stated in the Certificate, you may change the Owner and/or the beneficiary or beneficiaries, or both, at any time while the Certificate is in force. You must make a request for these types of changes by Written Request. After we agree to the change in writing, the change takes effect as of the date on which your Written Request was signed. On the insured's death, we pay Death Benefit proceeds to each named beneficiary as specified in your then effective beneficiary designation. We pay all proceeds to the Owner or the Owner's estate if no named beneficiary is living at the date of the Insured's death. If there is no designated beneficiary, as required by state law we may pay from the Death Benefit up to $500 to any person that we believe is entitled to this money because that person incurred funeral expenses incident to the death of the Insured.

You may assign a Certificate. We will not consider an assignment of a Certificate binding on us unless the assignment is made in writing and received by us at our Home Office. We use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our procedures, we would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the beneficiary are subject to the rights of any assignee of record.

Assignment or change of Owner can have adverse tax consequences. (See Tax Matters.)

Performance Reporting and Advertising

From time to time, the Company may advertise different types of historical performance for the Variable Options of the Separate Account available under the Certificates. We may also distribute sales literature that compares (a) to
(b) or to (c), where: (a) is the percentage change in Accumulation Unit Values for any of the Variable Options; (b) is established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average; and (c) is the percentage change in values of other mutual funds that have investment objectives similar to the Variable Option being compared.

Illustrations of Death Benefit and Total Account Values

The following pages provide a hypothetical illustration of how the Option 1 Death Benefit and Total Account Values can change over time for a Certificate. This hypothetical illustration is based on a Certificate issued to an Age 45, preferred risk, non-smoker Insured. The second column in each table shows the accumulated values of the premiums paid at an annual interest rate of 5%. The remaining columns show the hypothetical Death Benefits, Total Account Values and Surrender Values assuming that the investment return on the assets held in each Fund is a uniform gross annual rate of either 0%, 6%, and 12%. Additional assumptions are listed on each illustration.

We provide two pages of values. The first page illustrates the assumption that the maximum rates for all charges under the Certificate, including the guaranteed maximum Cost of Insurance rates, are charged in all years. The maximum allowable charges under the Certificate include (a) 1.25% for years 1-10, and 0.40% for the 11th year and after, for mortality and expense risk in all Certificate Years, and (b) 10% of each premium as the maximum premium load, and (c) $19 a month during the first Certificate Year and $11 a month thereafter for the maximum Certificate Fee.

The second page illustrates the assumption that the current rates for all charges, including the scale of Cost of Insurance rates for a $250,000 Specified Amount, are charged in all years. Current cost of insurance rates are generally lowest for Certificates having Specified Amounts of at least $250,000. The current charges imposed under the Certificates include (a) 0.85% for mortality and expense risk in Certificate Years 1 through 10 only, and as is currently planned, 0% thereafter, (b) 8% of each premium as the current premium load, and (c) $14 a month during the first Certificate Year and $6 a month thereafter as the current Certificate Fee. We expect to review our current cost of insurance rates at least annually in light of the actual mortality experience of participants under the NYSUT group Certificate.

The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment return. You may experience actual investment returns and charges that are higher or lower than those illustrated.


The annual charge for Fund expenses reflected in both sets of illustrations is 0.69%. This figure assumes that Total Account Values have been allocated equally among all Funds and represent a fixed, unweighted average of the investment advisory fees charged to each of the Funds as of December 31, 1999 (without waivers or deductions) and other operating expenses (without waivers or deductions) for the year then ended.

After deduction of charges, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.54%, 4.46% and 10.46%, respectively, during the first 10 Certificate Years, and -0.69%, 5.31% and 11.31%, respectively, thereafter on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.94%, 4.06% and 10.06% during the first 10 years and -1.09%, 4.91% and 10.91% during the 11th year and after, respectively.


The Death Benefit and Total Account Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Certificate Years. The illustrations also assume payment of premiums as indicated, no Certificate Loans, no increases or decreases in Specified Amount, no Death Benefit Option changes, no Partial Surrenders and no supplemental rider benefits.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, we may make such charges in the future. In that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit and Total Account Values shown.

Upon request, we will provide a comparable personalized illustration based upon the Age and underwriting classification of the proposed Insured, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. We may charge a fee of $25 for each illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                               FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                        $1,548.48 ANNUAL BASIC PREMIUM
                           PREFERRED NONSMOKER RISK
                             FACE AMOUNT $250,000
                  DEATH BENEFIT OPTION 1 (GUARANTEED VALUES)


                Premiums             Death Benefit
               Accumulated      Gross Annual Investment             Total Account Value                Surrender Value
                   at                 Returns of               Annual Investment Returns of      Annual Investment Returns of
Certificate    5% Interest --------------------------------- --------------------------------- --------------------------------
Year            Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
1                 1,626     250,000    250,000     250,000       364        415        467         364        415        467
2                 3,333     250,000    250,000     250,000       762        889      1,023         762        889      1,023
3                 5,126     250,000    250,000     250,000     1,088      1,317      1,570       1,088      1,317      1,570
4                 7,008     250,000    250,000     250,000     1,344      1,697      2,104       1,344      1,697      2,104
5                 8,984     250,000    250,000     250,000     1,522      2,017      2,616       1,522      2,017      2,616

6                11,059     250,000    250,000     250,000     1,617      2,269      3,096       1,617      2,269      3,096
7                13,238     250,000    250,000     250,000     1,619      2,438      3,530       1,619      2,438      3,530
8                15,526     250,000    250,000     250,000     1,514      2,505      3,897       1,514      2,505      3,897
9                17,928     250,000    250,000     250,000     1,290      2,451      4,177       1,290      2,451      4,177
10               20,450     250,000    250,000     250,000       939      2,261      4,350         939      2,261      4,350

15               35,085           0          0     250,000         0          0      2,922           0          0      2,922
20               53,762           0          0           0         0          0          0           0          0          0
25               77,600           0          0           0         0          0          0           0          0          0
30              108,023           0          0           0         0          0          0           0          0          0

20 Age 65        53,762           0          0           0         0          0          0           0          0          0


Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations, and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual years.

                               FLEXIBLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE
                                 UNISEX AGE 45
                        $1,548.48 ANNUAL BASIC PREMIUM
                           PREFERRED NONSMOKER RISK
                             FACE AMOUNT $250,000
                    DEATH BENEFIT OPTION 1 (CURRENT VALUES)


                Premiums             Death Benefit
               Accumulated      Gross Annual Investment             Total Account Value                Surrender Value
                   at                 Returns of               Annual Investment Returns of      Annual Investment Returns of
Certificate    5% Interest --------------------------------- --------------------------------- --------------------------------
Year            Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
1                 1,626      250,000    250,000    250,000        670        732         794        670        732        794
2                 3,333      250,000    250,000    250,000      1,421      1,590       1,768      1,421      1,590      1,768
3                 5,126      250,000    250,000    250,000      2,156      2,484       2,841      2,156      2,484      2,841
4                 7,008      250,000    250,000    250,000      2,876      3,413       4,022      2,876      3,413      4,022
5                 8,984      250,000    250,000    250,000      3,581      4,380       5,325      3,581      4,380      5,325

6                11,059      250,000    250,000    250,000      4,271      5,387       6,760      4,271      5,387      6,760
7                13,238      250,000    250,000    250,000      4,946      6,435       8,344      4,946      6,435      8,344
8                15,526      250,000    250,000    250,000      5,607      7,527      10,091      5,607      7,527     10,091
9                17,928      250,000    250,000    250,000      6,252      8,664      12,020      6,252      8,664     12,020
10               20,450      250,000    250,000    250,000      6,861      9,825      14,125      6,861      9,825     14,125

15               35,085      250,000    250,000    250,000      8,738     15,581      27,970      8,738     15,581     27,970
20               53,762      250,000    250,000    250,000      7,156     19,373      48,053      7,156     19,373     48,053
25               77,600      250,000    250,000    250,000        783     19,268      78,647        783     19,268     78,647
30              108,023            0    250,000    250,000          0     10,845     127,701          0     10,845    127,701

20 Age 65        53,762      250,000    250,000    250,000      7,156     19,373      48,053      7,156     19,373     48,053


Assumes no policy loan has been made and no supplemental rider benefits have been elected. If premiums are paid more frequently than annually, the Death Benefits, Total Account Values and Surrender Values would be less than those illustrated. Zeros indicate that the Certificate lapses if additional premiums are not paid.

The investment results are illustrative only and should not be considered a representation of past or future investments results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Certificate Owner's allocations, and the Fund's rate of return. The Total Account Value and Surrender Value for a Certificate would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual years.

                             FINANCIAL STATEMENTS

                            VARIABLE LIFE ACCOUNT C


As of the date of this Prospectus, there are no assets attributable to Variable Life Account C. Therefore, a financial statement of Variable Life Account C is not presented herein. However, prior to May 1, 2000, amounts attributable to Variable Life Account C were held in Variable Life Account B. Accordingly, we have included financial statements for Variable Life Account B for the period ended December 31, 1999.

                              FINANCIAL STATEMENTS

                             VARIABLE LIFE ACCOUNT B


                                      Index

                                                                             Page
Statement of Assets and Liabilities...........................................S-2

Statements of Operations and Changes in Net Assets............................S-5

Notes to Financial Statements.................................................S-6

Independent Auditors' Report..................................................S-19

Aetna Life Insurance and Annuity Company Variable Life Account B

Statement of Assets and Liabilities -- December 31, 1999


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                   Total
                                                                Shares            Cost            Assets
                                                              ---------      ------------      ------------
 Aetna Ascent VP                                                210,193      $  3,021,614      $  3,136,076
 Aetna Balanced VP, Inc.                                      1,840,829        28,411,306        28,661,711
 Aetna Bond VP                                                1,585,677        20,656,384        19,297,688
 Aetna Crossroads VP                                            173,950         2,335,123         2,395,290
 Aetna Growth and Income VP                                   5,612,663       185,527,276       172,252,616
 Aetna Growth VP                                                  3,353            52,285            58,067
 Aetna Index Plus Large Cap VP                                  984,575        18,690,522        20,548,071
 Aetna Legacy VP                                                 89,319         1,115,863         1,115,594
 Aetna Money Market VP                                        2,865,679        38,252,424        38,443,372
 Aetna Small Company VP                                          38,381           525,384           634,048
 Aetna Value Opportunity VP                                       8,229           130,042           135,120
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio                                     1,233,869        30,324,637        31,722,779
  Growth Portfolio                                              370,659        16,510,133        20,360,310
  High Income Portfolio                                          95,391         1,092,091         1,078,868
  Overseas Portfolio                                            165,315         3,310,781         4,536,234
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio                                        92,841         1,602,587         1,733,346
  Contrafund Portfolio                                          996,741        22,982,190        29,054,986
 Janus Aspen Series:
  Aggressive Growth Portfolio                                   962,665        45,420,154        57,461,476
  Balanced Portfolio                                            800,621        18,485,162        22,353,327
  Flexible Income Portfolio                                       5,978            69,472            68,267
  Growth Portfolio                                            1,017,622        26,378,071        34,242,981
  Worldwide Growth Portfolio                                  1,381,919        46,635,796        65,986,620
 MFS Variable Insurance Trust:
  Total Return Series                                               639            11,219            11,344
  World Government Series                                           198             2,000             1,984
 Oppenheimer Funds:
  Aggressive Growth Fund                                          8,969           728,396           738,203
  Global Securities Fund                                         19,315           516,931           645,319
  Growth & Income Fund                                           12,694           303,537           312,661
  Strategic Bond Fund                                           264,204         1,274,694         1,313,094
 Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities Portfolio                           419,434        28,129,870        34,741,713
  PPI MFS Research Growth Portfolio                           1,075,876        13,315,190        15,901,444
  PPI MFS Value Equity Portfolio                                 53,473         2,451,631         2,928,730
  PPI Scudder International Growth Portfolio                    959,535        21,745,757        24,458,534
  PPI T. Rowe Price Growth Equity Portfolio                      36,443         1,968,414         2,405,261
                                                                             ------------      ------------
TOTAL ASSETS                                                                 $581,976,936      $638,735,134
                                                                             ============      ============
Net assets represented by:

Policyholders' account values: (Notes 1 and 5)
 Aetna Ascent VP
  Policyholders' account values .........................................................      $  3,136,076
 Aetna Balanced VP, Inc.
  Policyholders' account values .........................................................        28,661,711


See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

 Aetna Bond VP
  Policyholders' account values ........................     $19,297,688
 Aetna Crossroads VP
  Policyholders' account values ........................       2,395,290
 Aetna Growth and Income VP
  Policyholders' account values ........................     172,252,616
 Aetna Growth VP
  Policyholders' account values ........................          58,067
 Aetna Index Plus Large Cap VP
  Policyholders' account values ........................      20,548,071
 Aetna Legacy VP
  Policyholders' account values ........................       1,115,594
 Aetna Money Market VP
  Policyholders' account values ........................      38,443,372
 Aetna Small Company VP
  Policyholders' account values ........................         634,048
 Aetna Value Opportunity VP
  Policyholders' account values ........................         135,120
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio
   Policyholders' account values .......................      31,722,779
  Growth Portfolio
   Policyholders' account values .......................      20,360,310
  High Income Portfolio
   Policyholders' account values .......................       1,078,868
  Overseas Portfolio
   Policyholders' account values .......................       4,536,234
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio
   Policyholders' account values .......................       1,733,346
  Contrafund Portfolio
   Policyholders' account values .......................      29,054,986
 Janus Aspen Series:
  Aggressive Growth Portfolio
   Policyholders' account values .......................      57,461,476
  Balanced Portfolio
   Policyholders' account values .......................      22,353,327
  Flexible Income Portfolio
   Policyholders' account values .......................          68,267
  Growth Portfolio
   Policyholders' account values .......................      34,242,981
 Worldwide Growth Portfolio
   Policyholders' account values .......................      65,986,620
 MFS Variable Insurance Trust:
  Total Return Series
   Policyholders' account values .......................          11,344
  World Government Series
   Policyholders' account values .......................           1,984
 Oppenheimer Funds:
  Aggressive Growth Fund
   Policyholders' account values .......................         738,203

See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

  Global Securities Fund
   Policyholders' account values .........      $    645,319
  Growth & Income Fund
   Policyholders' account values .........           312,661
  Strategic Bond Fund
   Policyholders' account values .........         1,313,094
 Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities Portfolio
   Policyholders' account values .........        34,741,713
  PPI MFS Research Growth Portfolio
   Policyholders' account values .........        15,901,444
  PPI MFS Value Equity Portfolio
   Policyholders' account values .........         2,928,730
  PPI Scudder International Growth Portfolio
   Policyholders' account values .........        24,458,534
  PPI T. Rowe Price Growth Equity Portfolio
   Policyholders' account values .........         2,405,261
                                                ------------
                                                $638,735,134
                                                ============


See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

Statements of Operations and Changes in Net Assets

                                                                                Year Ended December 31,
                                                                       1999               1998               1997
                                                                       ----               ----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................    $   48,867,068     $  43,340,466      $  35,222,623
Expenses: (Notes 2 and 5)
 Valuation period deduction ..................................        (5,991,275)       (4,390,578)        (2,713,203)
                                                                  --------------     -------------      -------------
Net Investment Income ........................................        42,875,793        38,949,888         32,509,420
                                                                  --------------     -------------      -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................       874,382,151       481,590,756        260,329,704
 Cost of investments sold ....................................       793,957,391       454,360,016        245,858,726
                                                                  --------------     -------------      -------------
  Net realized gain ..........................................        80,424,760        27,230,740         14,470,978
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................        29,609,254        16,987,228         14,132,669
 End of year .................................................        56,758,198        29,609,254         16,987,228
                                                                  --------------     -------------      -------------
  Net change in unrealized gain ..............................        27,148,944        12,622,026          2,854,559
                                                                  --------------     -------------      -------------
Net realized and unrealized gain on investments ..............       107,573,704        39,852,766         17,325,537
                                                                  --------------     -------------      -------------
Net increase in net assets resulting from operations .........       150,449,497        78,802,654         49,834,957
                                                                  --------------     -------------      -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS:
Variable life premium payments ...............................       135,305,924       171,088,399        127,736,110
Transfers to the Company for monthly deductions ..............       (32,799,767)      (29,899,398)       (21,545,914)
Redemptions by policyholders .................................      (162,896,593)      (15,359,273)       (24,062,185)
Transfers on account of policy loans .........................        (4,913,122)       (4,006,080)        (2,875,077)
Other ........................................................           779,888          (342,142)           263,373
                                                                  --------------     -------------      -------------
Net increase (decrease) in net assets resulting from unit
 transactions (Note 5) .......................................       (64,523,670)      121,481,506         79,516,307
                                                                  --------------     -------------      -------------
Net changes in net assets ....................................        85,925,827       200,284,160        129,351,264
NET ASSETS:
Beginning of period ..........................................       552,809,307       352,525,147        223,173,883
                                                                  --------------     -------------      -------------
End of period ................................................    $  638,735,134     $ 552,809,307      $ 352,525,147
                                                                  ==============     =============      =============


See accompanying notes to financial statements.

Aetna Life Insurance and Annuity Company Variable Life Account B

Notes to Financial Statements -- December 31, 1999

1. Summary of Significant Accounting Policies & Account Information

   Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Variable Account consists of eight products which are listed below.

   o Aetna Vest
   o Aetna Vest II
   o Aetna Vest Plus
   o Aetna Vest Estate Protector
   o Aetna Vest Estate Protector II
   o Corporate Specialty Market
   o Corporate Specialty Market II
   o NYSUT Individual Life

   Effective October 1, 1998, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company contracted the administrative servicing obligations to its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LLANY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LLANY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of Lincoln Life.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 1999:

   Aetna Ascent VP                             Janus Aspen Series:
   Aetna Balanced VP, Inc.                     o Aggressive Growth Portfolio
   Aetna Bond VP                               o Balanced Portfolio
   Aetna Crossroads VP                         o Flexible Income Portfolio
   Aetna Growth and Income VP                  o Growth Portfolio
   Aetna Growth VP                             o Worldwide Growth Portfolio
   Aetna Index Plus Large Cap VP               MFS Variable Insurance Trust:
   Aetna Legacy VP                             o Total Return Series
   Aetna Money Market VP                       o World Government Series
   Aetna Small Company VP                      Oppenheimer Funds:
   Aetna Value Opportunity VP                  o Aggressive Growth Fund
   Fidelity Investments                        o Global Securities Fund
   Insurance Products Fund:                    o Growth & Income Fund
   o Equity-Income Portfolio                   o Strategic Bond Fund
   o Growth Portfolio                          Portfolio Partners Inc. (PPI):
   o High Income Portfolio                     o PPI MFS Emerging Equities Portfolio
   o Overseas Portfolio                        o PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance     o PPI MFS Value Equity Portfolio
   Products Fund II:                           o PPI Scudder International Growth Portfolio
   o Asset Manager Portfolio                   o PPI T. Rowe Price Growth Equity Portfolio
   o Contrafund Portfolio

Aetna Life Insurance and Annuity Company Variable Life Account B

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operation of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.


2. Mortality & Expense Guarantees & Other Transactions with Affiliates

   The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

   The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

   The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

   The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

   Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

   The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.


3. Dividend Income

   On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain
   (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1999, 1998 and 1997 aggregated $852,734,274 and $874,382,151, $642,022,151 and $481,590,756,
   and $372,335,431 and $260,329,704, respectively.

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets

---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                Valuation     Proceeds
                                                                                  Period        from
                                                              Dividends         Deductions      Sales
---------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                                            $    207,334        ($27,423)    $   797,996
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                        4,927,154        (362,224)     24,237,521
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                  1,443,656        (280,638)     18,417,017
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                              150,412         (21,636)        728,894
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                    30,198,699      (1,580,938)     32,617,948
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                                 3,015         (34,261)      5,715,725
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    881,321        (196,915)     14,299,931
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   62,497          (9,474)        227,116
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Money Market VP                                          1,696,087        (398,471)    240,430,804
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                             8,993         (28,237)      4,384,995
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                         6,310            (991)         96,462
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio                                        1,764,504        (369,449)     17,136,392
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Growth Portfolio                                               2,197,635        (205,229)     16,307,193
Policyholders' account values
---------------------------------------------------------------------------------------------------------
High Income Portfolio                                             62,986          (7,432)        326,086
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Overseas Portfolio                                               125,931         (32,249)      1,315,907
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio                                          232,267         (29,020)      2,871,385
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Contrafund Portfolio                                           1,565,873        (381,504)     26,236,688
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio                                    1,087,970        (302,514)    130,280,210
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Balanced Portfolio                                               550,807        (265,810)     17,853,236
Policyholders' account values
=========================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                                    Net Unrealized
                                                                                                      Gain (Loss)
                                                               Cost of           Net                  -----------
                                                             Investments       Realized        Beginning         End
                                                                 Sold        Gain (Loss)       of Period      of Period
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                                            $     774,178   $      23,818        ($53,438)  $      114,462
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                        25,666,801      (1,429,280)        (88,169)         250,405
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                  18,670,143        (253,126)        (21,056)      (1,358,696)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               729,509            (615)        (13,664)          60,167
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                     29,355,401       3,262,547      (6,059,944)     (13,274,660)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                              5,103,503         612,222               -            5,782
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                  11,770,545       2,529,386       1,027,911        1,857,549
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   226,972             144          (9,107)            (269)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP                                         240,018,029         412,775         267,256          190,948
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                          3,960,970         424,025         (23,492)         108,664
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                         76,961          19,501          12,485            5,078
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio                                        15,738,454       1,397,938       2,106,941        1,398,142
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                               12,435,135       3,872,058       3,937,336        3,850,177
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
High Income Portfolio                                             352,715         (26,629)        (22,754)         (13,223)
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                                              1,200,968         114,939         190,775        1,225,453
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio                                         2,692,023         179,362         266,952          130,759
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio                                           20,796,590       5,440,098       5,961,343        6,072,796
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio                                   109,911,278      20,368,932       3,818,015       12,041,322
Policyholders' account values
---------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                             12,910,893       4,942,343       3,434,432        3,868,165
Policyholders' account values
===========================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                               Net               Net Increase                  Net Assets
                                                            Change in            (Decrease) in       ------------------------------
                                                            Unrealized        Net Assets Resulting     Beginning          End
                                                            Gain (Loss)      From Unit Transactions    of Period       of Period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                                           $     167,900             ($13,121)
Policyholders' account values                                                                        $   2,777,568   $   3,136,076
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                          338,574           (8,902,224)
Policyholders' account values                                                                           34,089,711      28,661,711
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                 (1,337,640)         (10,250,586)
Policyholders' account values                                                                           29,976,022      19,297,688
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               73,831              137,429
Policyholders' account values                                                                            2,055,869       2,395,290
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                    (7,214,716)          (9,143,942)
Policyholders' account values                                                                          156,730,966     172,252,616
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(1)                                                 5,782             (528,691)
Policyholders' account values                                                                                    -          58,067
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    829,638            3,159,014
Policyholders' account values                                                                           13,345,627      20,548,071
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                    8,838               45,676
Policyholders' account values                                                                            1,007,913       1,115,594
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP                                            (76,308)             143,868
Policyholders' account values                                                                           36,665,421      38,443,372
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                           132,156             (890,290)
Policyholders' account values                                                                              987,401         634,048
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                        (7,407)              61,807
Policyholders' account values                                                                               55,900         135,120
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio                                         (708,799)          (7,091,968)
Policyholders' account values                                                                           36,730,553      31,722,779
-----------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                 (87,159)          (4,688,720)
Policyholders' account values                                                                           19,271,725      20,360,310
-----------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio                                              9,531              804,059
Policyholders' account values                                                                              236,353       1,078,868
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                                             1,034,678              178,105
Policyholders' account values                                                                            3,114,830       4,536,234
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio                                         (136,193)          (1,643,684)
Policyholders' account values                                                                            3,130,614       1,733,346
-----------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio                                             111,453          (16,110,899)
Policyholders' account values                                                                           38,429,965      29,054,986
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio                                    8,223,307            4,654,782
Policyholders' account values                                                                           23,428,999      57,461,476
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                               433,733           (4,727,822)
Policyholders' account values                                                                           21,420,076      22,353,327
===================================================================================================================================

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                Valuation         Proceeds
                                                                  Period            from
                                               Dividends        Deductions          Sales
----------------------------------------------------------------------------------------------
Flexible Income Portfolio (2)                 $     5,337            ($658)     $    122,746
Policyholders' account values
----------------------------------------------------------------------------------------------
Growth Portfolio                                  202,497         (257,076)       21,130,544
Policyholders' account values
----------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                         96,897         (512,954)       56,371,577
Policyholders' account values
----------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
Total Return Series (3)                                26               (6)            1,588
Policyholders' account values
----------------------------------------------------------------------------------------------
World Government Series (4)                            --               (1)               --
Policyholders' account values
----------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund (5)                             --              (45)               22
Policyholders' account values
----------------------------------------------------------------------------------------------
Global Securities Fund                             12,736           (3,636)          751,030
Policyholders' account values
----------------------------------------------------------------------------------------------
Growth & Income Fund                                1,424           (2,052)          710,579
Policyholders' account values
----------------------------------------------------------------------------------------------
Strategic Bond Fund                                40,196          (11,335)        1,349,254
Policyholders' account values
----------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio               329,059         (312,763)       92,317,033
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                  26,665         (127,616)       11,385,569
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                     39,629          (11,919)        1,177,567
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio        885,006         (199,531)      134,290,559
Policyholders' account values
----------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio          54,145          (17,268)          492,577
Policyholders' account values
----------------------------------------------------------------------------------------------
Total Variable Life Account B                 $48,867,068      ($5,991,275)     $874,382,151
==============================================================================================

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                   Net Unrealized
                                                                                     Gain (Loss)               Net
                                                 Cost of           Net               -----------            Change in
                                               Investments      Realized      Beginning         End        Unrealized
                                                   Sold        Gain (Loss)    of Period      of Period     Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio (2)                 $    124,997        ($2,251)   $         -        ($1,205)       ($1,205)
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                15,320,528      5,810,016      3,730,121      7,864,910      4,134,789
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                      42,528,486     13,843,091      5,492,542     19,350,824     13,858,282
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
Total Return Series (3)                              1,601            (13)            --            125            125
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
World Government Series (4)                             --             --             --            (16)           (16)
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund (5)                              20              2             --          9,807          9,807
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Global Securities Fund                             654,790         96,240         19,272        128,388        109,116
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                               654,333         56,246         11,048          9,124         (1,924)
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                              1,342,562          6,692         16,740         38,400         21,660
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio             82,923,450      9,393,583      3,702,269      6,611,843      2,909,574
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio               10,005,001      1,380,568        974,898      2,586,254      1,611,356
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                     900,465        277,102         82,622        477,099        394,477
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio     126,685,605      7,604,954        698,227      2,712,777      2,014,550
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio          424,485         68,092        149,693        436,847        287,154
Policyholders' account values
------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B                 $793,957,391    $80,424,760    $29,609,254    $56,758,198    $27,148,944
========================================================================================================================

---------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                   Net Increase                  Net Assets
                                                   (Decrease) in                 ----------
                                               Net Assets Resulting      Beginning          End
                                             From Unit Transactions      of Period       of Period
---------------------------------------------------------------------------------------------------
Flexible Income Portfolio (2)                      $     67,044
Policyholders' account values                                          $          -    $     68,267
---------------------------------------------------------------------------------------------------
Growth Portfolio                                        950,511
Policyholders' account values                                            23,402,244      34,242,981
---------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio                           (4,853,866)
Policyholders' account values                                            43,555,170      65,986,620
---------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
Total Return Series (3)                                  11,212
Policyholders' account values                                                    --          11,344
---------------------------------------------------------------------------------------------------
World Government Series (4)                               2,001
Policyholders' account values                                                    --           1,984
---------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund (5)                              728,439
Policyholders' account values                                                    --         738,203
---------------------------------------------------------------------------------------------------
Global Securities Fund                                  113,811
Policyholders' account values                                               317,052         645,319
---------------------------------------------------------------------------------------------------
Growth & Income Fund                                    183,796
Policyholders' account values                                                75,171         312,661
---------------------------------------------------------------------------------------------------
Strategic Bond Fund                                     544,409
Policyholders' account values                                               711,472       1,313,094
---------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio                  (8,310,862)
Policyholders' account values                                            30,733,122      34,741,713
---------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                     1,275,501
Policyholders' account values                                            11,734,970      15,901,444
---------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                        1,424,018
Policyholders' account values                                               805,423       2,928,730
---------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio           (2,509,255)
Policyholders' account values                                            16,662,810      24,458,534
---------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio               656,778
Policyholders' account values                                             1,356,360       2,405,261
---------------------------------------------------------------------------------------------------
Total Variable Life Account B                     ($ 64,523,670)       $552,809,307    $638,735,134
===================================================================================================

(1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.

(2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.

(3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.

(4) - Reflects seed money. No funds have been received for this option.

(5) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                              Valuation      Proceeds
                                                                                Period         from
                                                              Dividends       Deductions      Sales
---------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                                        $    129,523        ($22,620)  $     393,522
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.: (2)                                   5,079,318        (289,232)      8,936,646
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                                             1,751,860        (257,828)      6,762,101
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                                          77,190         (14,622)        473,877
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)                               27,303,998      (1,392,329)     39,271,149
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (6)                               591,905         (73,086)      3,515,589
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (7)                                              44,001          (8,540)        377,983
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (8)                                       940,509        (288,392)    130,650,119
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (9)                                        8,723          (5,056)        362,699
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (10)                                     298            (130)         44,207
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                      1,381,671        (281,139)      8,873,609
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Growth Portfolio:                                              1,011,596        (128,591)      2,784,250
Policyholders' account values
---------------------------------------------------------------------------------------------------------
High Income Portfolio:                                                --          (1,531)         31,686
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                              141,761         (22,734)        562,478
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                         329,918         (29,778)      2,518,344
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                          1,313,979        (283,258)     12,306,538
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                          --        (142,378)     19,717,643
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                              709,668        (145,407)      5,250,108
Policyholders' account values
---------------------------------------------------------------------------------------------------------
Growth Portfolio:                                              1,062,152        (162,916)      8,751,672
Policyholders' account values
=========================================================================================================

----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                                                Net Unrealized
                                                                                                  Gain (Loss)
                                                               Cost of          Net               -----------
                                                             Investments      Realized     Beginning          End
                                                                 Sold       Gain (Loss)    of Period       of Period
----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                                        $     353,120   $    40,402   $    27,927        ($53,438)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.: (2)                                    7,346,946     1,589,700     1,971,257         (88,169)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                                              6,468,168       293,933       (12,114)        (21,056)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                                          453,989        19,888         5,069         (13,664)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)                                34,639,034     4,632,115     6,207,999      (6,059,944)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (6)                              3,029,008       486,581       (23,927)      1,027,911
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (7)                                              360,207        17,776           618          (9,107)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (8)                                    130,229,304       420,815        70,857         267,256
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (9)                                       395,417       (32,718)           --         (23,492)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (10)                                   44,499          (292)           --          12,485
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                       7,588,754     1,284,855     1,523,698       2,106,941
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                               2,517,613       266,637       380,110       3,937,336
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                                             34,229        (2,543)           --         (22,754)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                               539,506        22,972        (8,270)        190,775
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                        2,406,138       112,206       281,699         266,952
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                          10,124,110     2,182,428     1,505,359       5,961,343
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                   17,285,188     2,432,455       844,868       3,818,015
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                             3,955,227     1,294,881       885,469       3,434,432
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                               6,729,863     2,021,809     1,360,430       3,730,121
Policyholders' account values
======================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                   Net            Net Increase                  Net Assets
                                                                Change in        (Decrease) in                  ----------
                                                               Unrealized     Net Assets Resulting       Beginning          End
                                                               Gain (Loss)   From Unit Transactions      of Period       of Period
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                                              ($81,365)       $    909,075
Policyholders' account values                                                                          $   1,802,553   $   2,777,568
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.: (2)                                    (2,059,426)          5,433,280
Policyholders' account values                                                                             24,336,071      34,089,711
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                                                  (8,942)          7,092,195
Policyholders' account values                                                                             21,104,804      29,976,022
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                                           (18,733)          1,281,854
Policyholders' account values                                                                                710,292       2,055,869
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)                                (12,267,943)          6,076,102
Policyholders' account values                                                                            132,379,023     156,730,966
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (6)                               1,051,838           9,326,844
Policyholders' account values                                                                              1,961,545      13,345,627
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (7)                                                (9,725)            314,262
Policyholders' account values                                                                                650,139       1,007,913
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (8)                                         196,399          15,075,889
Policyholders' account values                                                                             20,320,201      36,665,421
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (9)                                        (23,492)          1,039,944
Policyholders' account values                                                                                     --         987,401
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (10)                                    12,485              43,539
Policyholders' account values                                                                                     --          55,900
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                          583,243          13,578,473
Policyholders' account values                                                                             20,183,450      36,730,553
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                3,557,226           7,444,713
Policyholders' account values                                                                              7,120,144      19,271,725
------------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                                             (22,754)            263,181
Policyholders' account values                                                                                     --         236,353
------------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                                199,045             984,072
Policyholders' account values                                                                              1,789,714       3,114,830
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                           (14,747)            198,288
Policyholders' account values                                                                              2,534,727       3,130,614
------------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                            4,455,984          10,540,804
Policyholders' account values                                                                             20,220,028      38,429,965
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                     2,973,147           5,763,410
Policyholders' account values                                                                             12,402,365      23,428,999
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                              2,548,963           8,806,330
Policyholders' account values                                                                              8,205,641      21,420,076
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                2,369,691           6,131,508
Policyholders' account values                                                                             11,980,000      23,402,244
====================================================================================================================================

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                 Valuation      Proceeds
                                                                  Period          from
                                                Dividends       Deductions        Sales
-------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                    $ 1,360,015       ($344,460)   $ 13,676,121
Policyholders' account values
-------------------------------------------------------------------------------------------
Global Securities Fund                                  --          (1,051)         10,993
Policyholders' account values
-------------------------------------------------------------------------------------------
Growth & Income Fund                                    --            (183)         65,110
Policyholders' account values
-------------------------------------------------------------------------------------------
Strategic Bond Fund                                    104          (2,331)        315,681
Policyholders' account values
-------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                68,284        (239,521)    100,307,103
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                   2,113         (88,033)     22,358,392
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                        628          (2,334)        188,157
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:         27,896        (158,883)     92,935,246
Policyholders' account values
-------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:           3,356          (4,215)        149,733
Policyholders' account values
-------------------------------------------------------------------------------------------
Total Variable Life Account B                  $43,340,466     ($4,390,578)   $481,590,756
===========================================================================================

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                                     Net Unrealized
                                                                                       Gain (Loss)               Net
                                                  Cost of          Net                 -----------            Change in
                                                Investments      Realized        Beginning         End        Unrealized
                                                    Sold        Gain (Loss)      of Period      of Period    Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                    $ 10,222,511     $ 3,453,610     $ 1,817,349    $ 5,492,542   $ 3,675,193
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Global Securities Fund                               12,018          (1,025)             --         19,272        19,272
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                                 66,180          (1,070)             --         11,048        11,048
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                                 319,744          (4,063)             --         16,740        16,740
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:             97,276,639       3,030,464          42,515      3,702,269     3,659,754
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:               21,336,998       1,021,394         (86,245)       974,898     1,061,143
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                     215,959         (27,802)             --         82,622        82,622
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:      90,246,159       2,689,087         192,560        698,227       505,667
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:          163,488         (13,755)             --        149,693       149,693
Policyholders' account values
-------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B                  $454,360,016     $27,230,740     $16,987,228    $29,609,254   $12,622,026
=========================================================================================================================

---------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                     Net Increase                 Net Assets
                                                     (Decrease) in                ----------
                                                 Net Assets Resulting    Beginning         End
                                               From Unit Transactions    of Period      of Period
---------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                         $ 11,107,525
Policyholders' account values                                           $ 24,303,287   $ 43,555,170
---------------------------------------------------------------------------------------------------
Global Securities Fund                                   299,856
Policyholders' account values                                                     --        317,052
---------------------------------------------------------------------------------------------------
Growth & Income Fund                                      65,376
Policyholders' account values                                                     --         75,171
---------------------------------------------------------------------------------------------------
Strategic Bond Fund                                      701,022
Policyholders' account values                                                     --        711,472
---------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                   5,152,269
Policyholders' account values                                             19,061,872     30,733,122
---------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                     2,590,172
Policyholders' account values                                              7,148,181     11,734,970
---------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                          752,309
Policyholders' account values                                                     --        805,423
---------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:             (712,067)
Policyholders' account values                                             14,311,110     16,662,810
---------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:             1,221,281
Policyholders' account values                                                     --      1,356,360
---------------------------------------------------------------------------------------------------
Total Variable Life Account B                       $121,481,506        $352,525,147   $552,809,307
===================================================================================================

(1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.

(2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.

(3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

(4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

(5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.

(6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

(7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.

(9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(10)- Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                       Valuation        Proceeds
                                                                         Period           from
                                                       Dividends       Deductions        Sales
--------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                  $26,573,304      ($1,085,553)   $11,219,896
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Income Shares:                                    1,087,150         (148,230)     2,358,910
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                               372,968         (144,720)    74,201,538
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                   2,876,287         (185,443)     1,960,106
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                          112,004          (11,360)     1,279,898
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Crossroads Varible Portfolio:                        45,840           (3,290)       198,099
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Legacy Varible Portfolio:                            38,169           (3,596)       225,894
Policyholders' account values
--------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                       77,848           (4,920)       143,972
Policyholders' account values
--------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: (1)        576,583         (128,523)    53,957,227
Policyholders' account values
--------------------------------------------------------------------------------------------------
American Century VP Capital Apprecition Fund: (2)         132,455          (57,820)    15,197,338
Policyholders' account values
--------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                               1,485,715         (163,582)    14,420,981
Policyholders' account values
--------------------------------------------------------------------------------------------------
Growth Portfolio:                                         192,233          (54,856)     6,814,876
Policyholders' account values
--------------------------------------------------------------------------------------------------
Overseas Portfolio:                                        46,706           (8,253)       359,668
Policyholders' account values
--------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                  175,953          (18,257)       244,742
Policyholders' account values
--------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                     235,708         (110,146)     4,519,164
Policyholders' account values
--------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                   --          (95,697)    18,445,996
Policyholders' account values
--------------------------------------------------------------------------------------------------
Balanced Portfolio:                                       192,757          (52,872)     1,238,408
Policyholders' account values
==================================================================================================

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                       Net Unrealized
                                                                                         Gain (Loss)                Net
                                                        Cost of        Net              -----------             Change in
                                                      Investments    Realized      Beginning        End         Unrealized
                                                          Sold      Gain (Loss)    of Period     of Period      Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                  $ 7,857,508   $3,362,388    $7,294,643    $6,207,999      ($1,086,644)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                    2,406,924      (48,014)     (190,180)      (12,114)         178,066
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                            73,731,940      469,598       106,394        70,857          (35,537)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                   1,561,449      398,657     1,383,931     1,971,257          587,326
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                        1,184,906       94,992        15,645        27,927           12,282
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Varible Portfolio:                       193,283        4,816          (191)        5,069            5,260
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Varible Portfolio:                           207,391       18,503            20           618              598
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                      131,418       12,554            --       (23,927)         (23,927)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: (1)     53,285,312      671,915       172,057            --         (172,057)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Apprecition Fund: (2)      15,512,673     (315,335)     (146,911)           --          146,911
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                              11,843,310    2,577,671     1,096,283     1,523,698          427,415
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                       5,870,796      944,080       294,867       380,110           85,243
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                       322,274       37,394        37,941        (8,270)         (46,211)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                  220,690       24,052       134,978       281,699          146,721
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                   3,602,586      916,578       730,883     1,505,359          774,476
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                           17,632,824      813,172       249,074       844,868          595,794
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                     1,021,789      216,619       243,163       885,469          642,306
Policyholders' account values
============================================================================================================================

----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                           Net Increase                  Net Assets
                                                           (Decrease) in                 ----------
                                                       Net Assets Resulting      Beginning         End
                                                      From Unit Transactions     of Period      of Period
----------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                      $   11,743,902
Policyholders' account values                                                  $92,871,626    $132,379,023
----------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                           6,856,045
Policyholders' account values                                                   13,179,787      21,104,804
----------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                                   10,565,707
Policyholders' account values                                                    9,092,185      20,320,201
----------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                          4,867,703
Policyholders' account values                                                   15,791,541      24,336,071
----------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                               1,049,257
Policyholders' account values                                                      545,378       1,802,553
----------------------------------------------------------------------------------------------------------
Aetna Crossroads Varible Portfolio:                              533,974
Policyholders' account values                                                      123,692         710,292
----------------------------------------------------------------------------------------------------------
Aetna Legacy Varible Portfolio:                                  582,502
Policyholders' account values                                                       13,963         650,139
----------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                           1,899,990
Policyholders' account values                                                           --       1,961,545
----------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: (1)           (14,034,001)
Policyholders' account values                                                   13,086,083              --
----------------------------------------------------------------------------------------------------------
American Century VP Capital Apprecition Fund: (2)             (6,388,736)
Policyholders' account values                                                    6,482,525              --
----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity--Income Portfolio:                                      2,546,018
Policyholders' account values                                                   13,310,213      20,183,450
----------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                900,915
Policyholders' account values                                                    5,052,529       7,120,144
----------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                            1,227,751
Policyholders' account values                                                      532,327       1,789,714
----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                                         796,072
Policyholders' account values                                                    1,410,186       2,534,727
----------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                         11,491,722
Policyholders' account values                                                    6,911,690      20,220,028
----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                                   1,426,169
Policyholders' account values                                                    9,662,927      12,402,365
----------------------------------------------------------------------------------------------------------
Balanced Portfolio:                                            3,632,486
Policyholders' account values                                                    3,574,345       8,205,641
==========================================================================================================

Aetna Life Insurance and Annuity Company Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Valuation        Proceeds
                                                                  Period           from
                                                Dividends       Deductions        Sales
--------------------------------------------------------------------------------------------
Growth Portfolio:                              $   309,334         ($90,076)   $  3,312,122
Policyholders' account values
--------------------------------------------------------------------------------------------
Short-Term Bond Portfolio: (3)                     101,542          (32,381)      9,071,413
Policyholders' account values
--------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                        325,821         (167,065)      7,022,675
Policyholders' account values
--------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                    --          (17,086)      9,834,242
Policyholders' account values
--------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                      --           (6,128)      1,889,839
Policyholders' account values
--------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:             --          (12,927)      1,858,258
Policyholders' account values
--------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund:
International Portfolio: (4)                       264,246         (110,422)     20,554,442
Policyholders' account values
--------------------------------------------------------------------------------------------
Total Variable Life Account B                  $35,222,623      ($2,713,203)   $260,329,704
============================================================================================

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                      Net Unrealized
                                                                                        Gain (Loss)                Net
                                                  Cost of          Net                  -----------             Change in
                                                Investments      Realized       Beginning          End          Unrealized
                                                    Sold        Gain (Loss)     of Period       of Period      Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                              $  2,585,617     $   726,505    $   566,478     $ 1,360,430    $     793,952
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio: (3)                    8,891,967         179,446         26,773              --          (26,773)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                       5,257,711       1,764,964        872,277       1,817,349          945,072
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:              9,998,952        (164,710)            --          42,515           42,515
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                1,891,124          (1,285)            --         (86,245)         (86,245)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:       1,827,173          31,085             --         192,560          192,560
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund:
International Portfolio: (4)                     18,819,109       1,735,333      1,244,544              --       (1,244,544)
Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B                  $245,858,726     $14,470,978    $14,132,669     $16,987,228    $   2,854,559
============================================================================================================================

----------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                     Net Increase                Net Assets
                                                     (Decrease) in               ----------
                                                 Net Assets Resulting    Beginning          End
                                               From Unit Transactions    of Period       of Period
----------------------------------------------------------------------------------------------------
Growth Portfolio:                                  $    3,065,638
Policyholders' account values                                              7,174,647      11,980,000
----------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio: (3)                         (4,049,682)
Policyholders' account values                                              3,827,848              --
----------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                            11,519,359
Policyholders' account values                                              9,915,136      24,303,287
----------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                   19,201,153
Policyholders' account values                                                     --      19,061,872
----------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                      7,241,839
Policyholders' account values                                                     --       7,148,181
----------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:            14,100,392
Policyholders' account values                                                     --      14,311,110
----------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund:
International Portfolio: (4)                          (11,259,868)
Policyholders' account values                                             10,615,255              --
----------------------------------------------------------------------------------------------------
Total Variable Life Account B                      $   79,516,307       $223,173,883    $352,525,147
====================================================================================================

(1) - Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Emerging Equity Portfolio.

(2) - Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Research Growth Portfolio.

(3) - Effective November 28, 1997, assets from this fund were transferred into the Aetna Variable Encore Fund.

(4) - Effective November 28, 1997, assets from this fund were transferred into the PPI Scudder International Growth Portfolio.

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

-------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)        Units               Policyholders'
                                         --------              in Value of         Outstanding            Account Values
                                  Beginning     End of         Accumulation           at End                 at End
                                  of Period     Period             Unit               Period                of Period
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Aetna Vest                        $  14.535   $  16.480           13.38%               8,108.4              $   133,629
Aetna Vest II                        14.499      16.415           13.21%               4,820.1                   79,120
Aetna Vest Plus                      14.499      16.415           13.21%             152,300.6                2,499,946
Aetna Vest Estate Protector          14.559      16.507           13.38%              19,644.4                  324,275
Aetna Vest Estate Protector II       10.038      11.404           13.61%               8,690.6                   99,106
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Aetna Vest                           24.655      27.745           12.53%             101,885.7                2,826,794
Aetna Vest II                        24.909      28.016           12.47%             204,589.9                5,731,870
Aetna Vest Plus                      20.890      23.496           12.47%             506,450.0               11,899,396
Aetna Vest Estate Protector          15.716      17.703           12.64%              27,963.4                  495,026
Aetna Vest Estate Protector II       11.233      12.678           12.87%              72,757.6                  922,452
Corporate Specialty Market           18.186      20.455           12.47%             330,977.4                6,770,020
Corporate Specialty Market II             -      12.667               -                   81.2   (1)              1,028
NYSUT Individual Life                13.516      15.225           12.64%                 993.4                   15,125
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Aetna Vest                           25.084      24.650           (1.73%)            238,723.8                5,884,656
Aetna Vest II                        16.865      16.573           (1.73%)             62,569.1                1,036,982
Aetna Vest Plus                      13.505      13.271           (1.73%)            318,545.3                4,227,550
Aetna Vest Estate Protector          12.035      11.845           (1.58%)             43,161.3                  511,251
Aetna Vest Estate Protector II       10.614      10.470           (1.36%)             68,097.4                  712,967
Corporate Specialty Market           13.035      12.810           (1.73%)            527,603.9                6,758,389
Corporate Specialty Market II             -      10.457               -               15,480.3   (4)            161,885
NYSUT Individual Life                11.441      11.260           (1.58%)                355.9                    4,008
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Aetna Vest                           14.040      15.343            9.28%               3,856.3                   59,167
Aetna Vest II                        14.005      15.282            9.12%               3,676.4                   56,182
Aetna Vest Plus                      14.005      15.282            9.12%             142,144.1                2,172,206
Aetna Vest Estate Protector          14.063      15.368            9.28%                 419.3                    6,444
Aetna Vest Estate Protector II       10.244      11.217            9.50%               9,029.9                  101,291
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Aetna Vest                           50.962      59.274           16.31%           1,158,596.7               68,674,147
Aetna Vest II                        28.434      33.055           16.25%             739,037.9               24,428,941
Aetna Vest Plus                      23.889      27.772           16.25%           2,074,042.4               57,600,081
Aetna Vest Estate Protector          17.070      19.874           16.42%             126,208.8                2,508,237
Aetna Vest Estate Protector II       10.966      12.793           16.66%             150,942.3                1,930,981
Corporate Specialty Market           21.581      25.089           16.25%             679,447.2               17,046,334
Corporate Specialty Market II             -      12.781               -                2,764.0   (4)             35,327
NYSUT Individual Life                13.623      15.860           16.43%               1,801.2                   28,568
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Corporate Specialty Market                -      17.615               -                3,234.8   (2)             56,983
Corporate Specialty Market II             -      17.226               -                   62.9   (1)              1,084
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Aetna Vest                           17.044      20.975           23.06%              91,316.0                1,915,309
Aetna Vest II                        17.044      20.975           23.06%              32,056.5                  672,369
Aetna Vest Plus                      17.044      20.975           23.06%             412,230.7                8,646,340
Aetna Vest Estate Protector          17.096      21.071           23.25%              74,181.7                1,563,077
Aetna Vest Estate Protector II       12.397      15.310           23.50%             190,679.2                2,919,241
Corporate Specialty Market           17.044      20.975           23.06%             210,675.0                4,418,818
Corporate Specialty Market II             -      15.295               -               22,261.8   (4)            340,501
NYSUT Individual Life                15.850      19.535           23.25%               3,707.1                   72,416
-------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

-------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)        Units                Policyholders'
                                         --------              in Value of         Outstanding             Account Values
                                  Beginning     End of         Accumulation          at End                   at End
                                  of Period     Period             Unit             of Period                of Period
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Aetna Vest                        $  13.378   $  14.206            6.19%                 854.8              $    12,144
Aetna Vest II                        13.345      14.150            6.03%                 949.2                   13,431
Aetna Vest Plus                      13.345      14.150            6.03%              60,327.0                  853,620
Aetna Vest Estate Protector          13.400      14.230            6.19%               3,283.5                   46,723
Aetna Vest Estate Protector II       10.379      11.044            6.41%              17,050.0                  188,297
NYSUT Individual Life                11.902      12.639            6.19%                 109.1                    1,379
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Aetna Vest                           18.074      18.803            4.03%             142,725.6                2,683,604
Aetna Vest II                        13.211      13.744            4.03%              42,777.2                  587,924
Aetna Vest Plus                      12.416      12.917            4.03%           1,113,716.2               14,385,720
Aetna Vest Estate Protector          11.301      11.774            4.18%              66,839.9                  786,966
Aetna Vest Estate Protector II       10.413      10.871            4.40%             128,032.1                1,391,821
Corporate Specialty Market           11.878      12.357            4.04%           1,497,529.1               18,505,645
Corporate Specialty Market II             -      10.861               -                6,736.3   (2)             73,160
NYSUT Individual Life                10.849      11.304            4.19%               2,524.2                   28,532
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Corporate Specialty Market           10.085      13.065           29.55%              48,446.2                  632,957
Corporate Specialty Market II             -      12.420               -                   87.8   (1)              1,091
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Corporate Specialty Market           12.266      14.521           18.39%               9,236.5                  134,125
Corporate Specialty Market II             -      13.658               -                   72.8   (1)                995
-------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Aetna Vest                           15.238      16.041            5.27%              16,109.0                  258,402
Aetna Vest II                        15.238      16.041            5.27%              17,559.9                  281,675
Aetna Vest Plus                      15.238      16.041            5.27%             721,177.1               11,568,312
Aetna Vest Estate Protector          15.301      16.132            5.43%             118,968.5                1,919,142
Aetna Vest Estate Protector II       10.733      11.338            5.64%             115,816.5                1,313,121
Corporate Specialty Market           17.538      18.462            5.27%             875,042.6               16,155,452
Corporate Specialty Market II             -      11.327               -               18,694.6   (5)            211,759
NYSUT Individual Life                13.031      13.739            5.43%               1,085.7                   14,916
-------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Corporate Specialty Market           19.002      25.856           36.07%             787,399.8               20,359,247
Corporate Specialty Market II             -      17.930               -                   59.3   (1)              1,063
-------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Corporate Specialty Market            9.588      10.271            7.12%             104,943.0                1,077,856
Corporate Specialty Market II             -       9.902               -                  102.2   (1)              1,012
-------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Corporate Specialty Market           13.859      19.568           41.19%             231,765.2                4,535,149
Corporate Specialty Market II             -      15.111               -                   71.8   (1)              1,085
-------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Corporate Specialty Market           16.358      17.991            9.98%              96,286.7                1,732,320
Corporate Specialty Market II             -      12.223               -                   83.9   (1)              1,026
-------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Aetna Vest                           18.229      22.425           23.02%              50,642.2                1,135,635
Aetna Vest II                        18.229      22.425           23.02%              20,952.5                  469,853
Aetna Vest Plus                      18.229      22.425           23.02%             630,388.5               14,136,214
Aetna Vest Estate Protector          18.305      22.551           23.20%              78,555.6                1,771,520
Aetna Vest Estate Protector II       12.417      15.329           23.45%             131,432.8                2,014,695
Corporate Specialty Market           19.607      24.119           23.01%             385,619.2                9,300,909
Corporate Specialty Market II             -      15.314               -               13,049.1   (4)            199,838
NYSUT Individual Life                15.355      18.918           23.20%               1,391.4                   26,322
-------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

---------------------------------------------------------------------------------------------------------------------------
                                              Value
                                             Per Unit          Increase (Decrease)       Units              Policyholders'
                                             --------              in Value of        Outstanding           Account Values
                                      Beginning     End of         Accumulation         at End                 at End
                                      of Period     Period             Unit            of Period              of Period
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Aetna Vest                            $  23.949   $  53.447           123.17%           78,595.7              $ 4,200,721
Aetna Vest II                            23.949      53.447           123.17%           36,544.0                1,953,171
Aetna Vest Plus                          23.949      53.447           123.17%          615,554.6               32,899,806
Aetna Vest Estate Protector              14.569      32.562           123.50%          115,022.2                3,745,343
Aetna Vest Estate Protector II           12.855      28.789           123.95%           92,599.5                2,665,841
Corporate Specialty Market               17.969      40.102           123.17%          292,816.6               11,742,518
Corporate Specialty Market II                 -      28.762                -             8,727.2       (4)        251,013
NYSUT Individual Life                    15.506      34.657           123.50%               88.4                    3,063
---------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Aetna Vest                               22.446      28.168            25.49%           20,837.1                  586,949
Aetna Vest II                            22.621      28.388            25.50%            7,862.9                  223,214
Aetna Vest Plus                          22.435      28.156            25.50%          463,856.2               13,060,229
Aetna Vest Estate Protector              17.895      22.491            25.68%           39,932.2                  898,116
Aetna Vest Estate Protector II           12.622      15.896            25.94%          136,489.4                2,169,638
Corporate Specialty Market               19.675      24.691            25.50%          207,597.6                5,125,875
Corporate Specialty Market II                 -      15.881                -            17,176.7       (4)        272,785
NYSUT Individual Life                    15.198      19.102            25.68%              864.9                   16,521
---------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Corporate Specialty Market                    -      11.019                -             6,104.4       (3)         67,265
Corporate Specialty Market II                 -      10.678                -                93.8       (1)          1,002
---------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Aetna Vest                               24.316      34.664            42.55%           45,552.7                1,579,018
Aetna Vest II                            24.294      34.632            42.55%           66,432.0                2,300,676
Aetna Vest Plus                          24.260      34.583            42.55%          670,451.6               23,186,343
Aetna Vest Estate Protector              17.775      25.376            42.76%           90,466.0                2,295,685
Aetna Vest Estate Protector II           12.564      17.973            43.05%          132,777.4                2,386,410
Corporate Specialty Market               19.965      28.461            42.55%           83,369.6                2,372,762
Corporate Specialty Market II                 -      17.956                -             5,674.5       (5)        101,893
NYSUT Individual Life                    15.384      21.964            42.77%              919.4                   20,194
---------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Aetna Vest                               25.260      41.127            62.81%          111,800.0                4,597,968
Aetna Vest II                            25.267      41.138            62.81%           54,942.3                2,260,212
Aetna Vest Plus                          25.235      41.087            62.82%          866,585.5               35,605,247
Aetna Vest Estate Protector              18.286      29.817            63.06%          133,793.7                3,989,387
Aetna Vest Estate Protector II           12.017      19.634            63.39%          175,254.1                3,441,022
Corporate Specialty Market               20.776      33.827            62.82%          468,018.3               15,831,874
Corporate Specialty Market II                 -      19.616                -            12,499.1       (4)        245,183
NYSUT Individual Life                    14.465      23.587            63.06%              666.8                   15,727
---------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
Total Return Series:
Corporate Specialty Market                    -      11.518                -               897.9       (7)         10,343
Corporate Specialty Market II                 -      11.167                -                89.7       (1)          1,001
---------------------------------------------------------------------------------------------------------------------------
World Government Series:
Corporate Specialty Market                    -      10.192                -                97.3       (1)            992
Corporate Specialty Market II                 -      10.272                -                96.5       (1)            992
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund:
Corporate Specialty Market                    -      19.578                -            37,648.5       (7)        737,069
Corporate Specialty Market II                 -      19.458                -                58.3       (1)          1,134
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund:
Aetna Vest                               10.828      16.991            56.91%              530.2                    9,008
Aetna Vest II                                 -      16.990                -                80.4       (1)          1,366
Aetna Vest Plus                          10.828      16.991            56.91%           28,329.2                  481,330
Aetna Vest Estate Protector              10.842      17.038            57.14%            1,533.3                   26,124
Aetna Vest Estate Protector II           11.082      17.450            57.46%            7,181.2                  125,309
Corporate Specialty Market               10.550      17.971            70.34%               60.7                    1,091
Corporate Specialty Market II                 -      17.532                -                62.2       (1)          1,091
---------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B
Notes to Financial Statements -- December 31, 1999 (continued):
6. Condensed Financial Information


----------------------------------------------------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit          Increase (Decrease)     Units            Policyholder
                                                     --------             in Value of       Outstanding        Account Value
                                              Beginning    End of        Accumulation         at End              at End
                                              of Period    Period             Unit           of Period           of Period
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund:
Corporate Specialty Market                    $        -  $  12.711              -            16,095.7    (4)   $    204,601
Corporate Specialty Market II                          -     12.033              -             8,980.1    (5)        108,060
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund:
Aetna Vest                                        10.027     10.208          1.80%             4,611.8                47,076
Aetna Vest II                                          -     10.207             -                100.3    (1)          1,024
Aetna Vest Plus                                   10.027     10.208          1.80%            62,229.8               635,239
Aetna Vest Estate Protector                       10.040     10.236          1.95%            18,761.9               192,046
Aetna Vest Estate Protector II                    10.036     10.253          2.16%            32,613.6               334,376
Corporate Specialty Market                             -     10.480              -                95.5    (1)          1,001
Corporate Specialty Market II                          -     10.262              -             9,903.4    (4)        101,626
NYSUT Individual Life                             10.040     10.236          1.96%                69.0                   706
----------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Aetna Vest                                        22.283     33.285         49.37%            55,607.9             1,850,914
Aetna Vest II                                     22.285     33.288         49.37%            23,443.9               780,405
Aetna Vest Plus                                   22.273     33.270         49.37%           595,667.2            19,817,897
Aetna Vest Estate Protector                       13.899     20.793         49.60%            70,939.0             1,475,019
Aetna Vest Estate Protector II                    11.576     17.352         49.90%            33,469.0               580,761
Corporate Specialty Market                        18.326     27.375         49.38%           373,848.2            10,234,094
Corporate Specialty Market II                         -      17.339              -                66.4    (1)          1,152
NYSUT Individual Life                             14.396     21.537         49.60%                68.3                 1,471
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Aetna Vest                                        14.665     18.009         22.80%            53,119.5               956,611
Aetna Vest II                                     14.730     18.089         22.81%            22,767.3               411,846
Aetna Vest Plus                                   14.529     17.843         22.81%           490,083.9             8,744,344
Aetna Vest Estate Protector                       11.161     13.727         22.99%            21,110.1               289,781
Aetna Vest Estate Protector II                    11.518     14.194         23.23%            51,498.0               730,964
Corporate Specialty Market                        13.288     16.318         22.81%           292,084.8             4,766,382
Corporate Specialty Market II                          -     14.182              -                74.7    (1)          1,060
NYSUT Individual Life                             12.394     15.243         22.99%                29.9                   456
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Aetna Vest                                        11.408     16.805         47.31%             3,672.2                61,712
Aetna Vest II                                     11.408     16.805         47.31%                76.1                 1,279
Aetna Vest Plus                                   11.408     16.805         47.31%           118,377.4             1,989,331
Aetna Vest Estate Protector                       11.422     16.851         47.53%            13,787.2               232,334
Aetna Vest Estate Protector II                    11.699     17.294         47.83%            36,907.3               638,291
Corporate Specialty Market                             -     18.361              -                59.6    (1)          1,094
Corporate Specialty Market II                          -     17.491              -                62.6    (1)          1,094
NYSUT Individual Life                             11.422     16.851         47.53%               213.3                 3,595
----------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Aetna Vest                                        18.503     29.019         56.83%           101,117.4             2,934,330
Aetna Vest II                                     18.389     28.840         56.83%            29,315.3               845,458
Aetna Vest Plus                                   18.286     28.679         56.84%           510,350.3            14,636,580
Aetna Vest Estate Protector                       13.907     21.844         57.07%            44,976.9               982,475
Aetna Vest Estate Protector II                    11.198     17.624         57.39%            11,999.5               211,482
Corporate Specialty Market                        15.323     24.031         56.83%           191,821.0             4,609,695
Corporate Specialty Market II                          -     17.608              -            13,545.9    (6)        238,514
----------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Aetna Vest                                        11.539     13.975         21.11%             8,785.9               122,779
Aetna Vest II                                     11.539     13.974         21.10%               149.0                 2,081
Aetna Vest Plus                                   11.539     13.975         21.11%           107,827.6             1,506,845
Aetna Vest Estate Protector                       11.553     14.013         21.30%             4,053.9                56,808
Aetna Vest Estate Protector II                    11.839     14.388         21.53%            47,493.8               683,338
Corporate Specialty Market                             -     15.481              -             2,040.5    (6)         31,590
----------------------------------------------------------------------------------------------------------------------------

Aetna Life Insurance and Annuity Company Variable Life Account B

6. Condensed Financial Information

----------------------------------------------------------------------------------------------------------------------------

                                            Value
                                           Per Unit              Increase (Decrease)        Units             Policyholders'
                                           --------                   in Value of        Outstanding          Account Values
                                   Beginning       End of            Accumulation          at End                at End
                                   of Period       Period                Unit             of Period             of Period
----------------------------------------------------------------------------------------------------------------------------
Corporate Specialty Market II      $      -      $  14.536                  -                72.3     (1)        $1,052
NYSUT Individual Life                 11.553        14.013              21.29%               54.8                   768
----------------------------------------------------------------------------------------------------------------------------

(1) - Reflects seed money. No funds have been received for this option.

(2) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.

(3) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.

(4) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.

(5) - Reflects less than a full year of activity. Funds were first received in this option during April 1999.

(6) - Reflects less than a full year of activity. Funds were first received in this option during October 1999.

(7) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

               Report of Ernst & Young LLP. Independent Auditors


Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity Investments Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Investments Variable Insurance Products Fund Growth Portfolio, Fidelity Investments Variable Insurance Products Fund High Income Portfolio, Fidelity Investments Variable Insurance Products Fund Overseas Portfolio, Fidelity Investments Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Investments Variable Insurance Products Fund II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust Total Return Series, MFS Variable Insurance Trust World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio, Portfolio Partners Inc.
(PPI) MFS Research Growth Portfolio, Portfolio Partners Inc. (PPI) MFS Value Equity Portfolio, Portfolio Partners Inc. (PPI) Scudder International Growth Portfolio, and Portfolio Partners Inc. (PPI) T. Rowe Price Growth Equity Portfolio subaccounts), as of December 31, 1999, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of the Account for the years ended December 31, 1998 and 1997, were audited by other auditors whose report dated February 26, 1999, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B at December 31, 1999, and the results of their operations and changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Fort Wayne, Indiana
February 28, 2000

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company
    and
Contract Owners of Variable Life Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                   /s/ KPMG LLP

Hartford, Connecticut
February 26, 1999

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                                              /s/ KPMG LLP



Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).

Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

Principles of Consolidation

The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards

Accounting by Insurance and Other Enterprises for Insurance-Related Assesments

As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.

Future Application of Accounting Standards

Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3. Discontinued Operations-Individual Life Insurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.

The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale as of December 31 were as follows:


(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Off-Balance-Sheet and Other Financial Instruments

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Futures Contracts:

Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.

Warrants:

Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.

Options:

During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:


                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6. Net Investment Income

Sources of net investment income were as follows:

 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

8. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital (losses) gains on investments were as follows:


 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:


(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:


(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.

Income taxes from continuing operations consist of the following:


(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.

Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.

In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.

The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.

The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.

11. Related Party Transactions

Investment Advisory and Other Fees

The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.

Reinsurance Transactions

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).

The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.

Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.

Capital Transactions

The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.

Refer to note 7 for dividends paid to HOLDCO.

Other

Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.

Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

12. Reinsurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The following table includes premium amounts ceded/assumed as discussed in note 11.


                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:


                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party, reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 1 TO
                           THE REGISTRATION STATEMENT

This Pre-Effective Amendment No. 1 to Registration Statement No. 333-89953 is comprised of the following papers and documents:

o   The facing sheet.
o One prospectus consisting of 96 pages for the Flexible Premium Group Variable Universal Life Insurance Policy for New York State United Teachers Benefit Trust
o   The undertaking to file reports

o   The undertaking pursuant to Rule 484
o Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
o   The signatures
o   Written consents of the following persons:
      A. Consent of Counsel (included as part of Exhibit No. 2 below)
      B. Actuarial Consent (included as part of Exhibit No. 6 below)
      C. Consents of Independent Auditors (included as Exhibit No. 7 a and b below)

    The following Exhibits:

      1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
            (1)         Resolution establishing Variable Life Account C(1)
            (2)         Not Applicable
            (3)(i)      Master General Agent Agreement(2)
            (3)(ii)     Life Insurance General Agent Agreement(2)
            (3)(iii)    Broker Agreement(2)
            (3)(iv)     Life Insurance Broker-Dealer Agreement(2)
            (3)(v) Restated and Amended Third Party Administration and Transfer Agent Agreement(3)
            (4)         Not Applicable
            (5)(i)      Group Policy (70262-97)(4)
            (5)(ii)     Endorsement (ENYSUTLFSA99(P)) to Group Policy
            (5)(iii)    Certificate (70263-97) Under Group Policy(4)
            (5)(iv)     Endorsement (ENYSUTLFLN99) to Certificate
            (5)(v)      Endorsement (ENYSUTLFSA99(C)) to Certificate
            (5)(vi)     Disability Benefit Rider (70264-97)(4)
            (5)(vii)    Accelerated Death Benefit Rider (70265-97)(4)
            (5)(viii)   Accidental Death Benefit Rider (70266-97)(4)
            (5)(ix)     Accelerated Death Benefit Disclosure Statement
                        (DISC/NYSUT)(4)
            (5)(x)      Children Insurance Rider Term Insurance (70267-97)(4)
            (6)(i) Certificate of Incorporation of Aetna Life Insurance and Annuity Company, Depositor(5)
            (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company, Depositor(6)
            (6)(iii) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(7)
            (7)         Not Applicable
            (8)(i) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(8)
            (8)(ii) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(9)
            (8)(iii) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(10)
            (8)(iv) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(11)
            (8)(v) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(11)
            (8)(vi) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(8)
            (8)(vii) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna

                        Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)
            (8)(viii) Second Amendment dated February 11, 2000 to Service Agreement by between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4, 1998(11)
            (8)(ix) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(11)
            (8)(x) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
            (8)(xi) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
            (8)(xii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                        1997(13)
            (8)(xiii) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,

                        1994, February 1, 1995, May 1, 1995, January 1, 1996,
                        March 1, 1996, May 1, 1997 and November 6, 1997(8)
            (8)(xiv) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                        November 6, 1997 and May 1, 1998(10)
            (8)(xv) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(6)
            (8)(xvi) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996(12)
            (8)(xvii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                        1997(14)
            (8)(xviii) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                        January 20, 1998(8)
            (8)(xix) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                        January 20, 1998 and May 1, 1998(10)
            (8)(xx) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated as of November 1, 1995(15)
            (8)(xxi) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated as of November 1, 1995(12)

            (8)(xxii) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(9)
            (8)(xxiii) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(16)
            (8)(xxiv) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(9)
            (8)(xxv) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1997(10)
            (8)(xxvi) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(16)
            (8)(xxvii) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(17)
            (8)(xxviii) First Amendment dated December 1, 1999 between Aetna
                        Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(10)
            (8)(xxix) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(17)
            (9)         Not Applicable
            (10)(i) Application for Group Variable Universal Life Insurance (Application for Group Policy) (70262-1997NYAPP)(4)
            (10)(ii)    Life Insurance Pre-APP (70272-97)(4)
            (10)(iii)   Group Life Insurance Application (70272-97(A)ZNY)(4)
            (10)(iv) Supplement (70268-97(5/98)) to Application for Variable Life Insurance(4)
            (11)        Issuance, Transfer and Redemption Procedures(18)

      2.    Opinion and Consent of Counsel
      3.    Not Applicable
      4.    Not Applicable
      5.    Not Applicable
      6.    Actuarial Opinion and Consent
      7.    (a) Consent of Independent Auditors - KPMG LLP
            (b) Consent of Independent Auditors - Ernst & Young LLP
      8.    (a) Powers of Attorney(11)
            (b) Certificate of Resolution Authorizing Signature by Power of
                Attorney(19)

1. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-89953), as filed on October 29, 1999.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6 (File No. 33-75248), as filed on July 29, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-15817), as filed on April 16, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
8. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April __, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997).
17. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
18. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-27337), as filed on May 16, 1997.
19. A certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account C of Aetna Life Insurance and Annuity Company has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form S-6 (File No. 333-89953) to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 14th day of April, 2000.

                                            VARIABLE LIFE ACCOUNT C OF
                                            AETNA LIFE INSURANCE AND
                                            ANNUITY COMPANY
                                             (Registrant)
(SEAL)

ATTEST: /s/ Karen A. Peddle
        ------------------------------
        Karen A. Peddle
        Assistant Corporate Secretary

                                        By: AETNA LIFE INSURANCE AND
                                            ANNUITY COMPANY
                                             (Depositor)

                                        By: Thomas J. McInerney*
                                            ---------------------------------
                                            Thomas J. McInerney
                                            Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                 Title                                      Date
---------                 -----                                      ----

Thomas J. McInerney*      Director and President                     )
------------------------  (Principal Executive Officer)              )
Thomas J. McInerney                                                  )
                                                                     )
Catherine H. Smith*       Director and Chief Financial Officer       ) April
------------------------                                             ) 14, 2000
Catherine H. Smith                                                   )
                                                                     )
Shaun P. Mathews*         Director                                   )
------------------------                                             )
Shaun P. Mathews                                                     )
                                                                     )
Deborah Koltenuk*         Vice President, Corporate Controller, and  )
------------------------  Assistant Treasurer                        )
Deborah Koltenuk                                                     )

By: /s/  Michael A. Pignatella
    -----------------------------------------
    Michael A. Pignatella
    *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT C
                                  Exhibit Index

Exhibit No.  Exhibit
-----------  -------

99-1-5(ii)   Endorsement (ENYSUTLFSA99(P)) to Group Policy
                                                                        --------

99-1-5(iv)   Endorsement (ENYSUTLFLN99) to Certificate
                                                                        --------

99-1-5(v)    Endorsement (ENYSUTLFSA99(C)) to Certificate
                                                                        --------

99-2         Opinion and Consent of Counsel
                                                                        --------

99-6         Actuarial Opinion and Consent
                                                                        --------

99-7 (a)     Consent of Independent Auditors - KPMG LLP
                                                                        --------

99-7 (b)     Consent of Independent Auditors - Ernst & Young LLP
                                                                        --------